UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-07943

Nuveen Multistate Trust III

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy

Nuveen Investments

333 West Wacker Drive Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 917-7700

Date of fiscal year end: May 31

Date of reporting period: November 30, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

Item 1. Reports to Stockholders.

Mutual Funds

Nuveen Municipal Bond Funds

Dependable, tax-free income because it’s not what you earn, it’s what you keep.®

Semi-Annual Report

November 30, 2011

Share Class / Ticker Symbol

Fund Name	Class A	Class B	Class C	Class I
Nuveen Georgia Municipal Bond Fund	FGATX	NMUBX	FGACX	FGARX
Nuveen Louisiana Municipal Bond Fund	FTLAX	FTLBX	FTLCX	FTLRX
Nuveen North Carolina Municipal Bond Fund	FLNCX	FBNCX	FCNCX	FCNRX
Nuveen Tennessee Municipal Bond Fund	FTNTX	FMTBX	FTNCX	FTNRX

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Chairman’s

Letter to Shareholders

Dear Shareholders,

These are perplexing times for investors. The global economy continues to struggle. The solutions being implemented in the eurozone to deal with the debt crises of many of its member countries are not yet seen as sufficient by the financial markets. The political paralysis in the U.S. has prevented the compromises necessary to deal with the fiscal imbalance and government spending priorities. The efforts by individual consumers, governments and financial institutions to reduce their debts are increasing savings but reducing demand for the goods and services that drive employment. These developments are undermining the rebuilding of confidence by consumers, corporations and investors that is so essential to a resumption of economic growth.

Although it is painfully slow, progress is being made. In Europe, the turnover of a number of national governments reflects the realization by politicians and voters alike that leaders who practiced business as usual had to be replaced by leaders willing to face problems and accept the hard choices needed to resolve them. The recent coordinated efforts by central banks in the U.S. and Europe to provide liquidity to the largest European banks indicates that these monetary authorities are committed to facilitating a recovery in the European banking sector.

In the U.S., the failure of the congressionally appointed Debt Reduction Committee was a blow to those who hoped for a bipartisan effort to finally begin addressing the looming fiscal crisis. Nevertheless, Congress and the administration cannot ignore the issue for long. The Bush era tax cuts are scheduled to expire on December 31, 2012, and six months later the $1.2 trillion of mandatory across-the-board spending cuts under the Budget Control Act of 2011 begin to go into effect. Any legislative modification would require bipartisan support and the prospects for a bipartisan solution are unclear. The impact of these two developments would be a mixed blessing: a meaningful reduction in the annual budget deficit at the cost of slowing the economic recovery.

It is in these particularly volatile markets that professional investment management is most important. Skillful investment teams who have experienced challenging markets and remain committed to their investment disciplines are critical to the success of an investor’s long-term objectives. In fact, many long-term investment track records are built during challenging markets when managers are able to protect investors against these economic crosscurrents. Experienced investment teams know that volatile markets put a premium on companies and investment ideas that will weather the short-term volatility and that compelling values and opportunities are opened up when markets overreact to negative developments. By maintaining appropriate time horizons, diversification and relying on practiced investment teams, we believe that investors can achieve their long-term investment objectives.

As always, I encourage you to contact your financial consultant if you have any questions about your investment in a Nuveen Fund. On behalf of the other members of your Fund Board, we look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

Robert P. Bremner

Chairman of the Board

January 20, 2012

4	Nuveen Investments

Portfolio Managers’ Comments

Certain statements in this report are forward-looking statements. Discussions of specific investments are for illustration only and are not intended as recommendations of individual investments. The forward-looking statements and other views expressed herein are those of the portfolio managers as of the date of this report. Actual future results or occurrences may differ significantly from those anticipated in any forward-looking statements and the views expressed herein are subject to change at any time, due to numerous market and other factors. The Funds disclaim any obligation to update publicly or revise any forward-looking statements or views expressed herein.

Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below investment grade ratings. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by a national rating agency.

Portfolio managers Daniel Close, CFA, and Steven Hlavin examine key investment strategies and the performance of the Nuveen Georgia Municipal Bond Fund, the Nuveen Louisiana Municipal Bond Fund, the Nuveen North Carolina Municipal Bond Fund and the Nuveen Tennessee Municipal Bond Fund. Dan, who has 13 years of investment experience, has managed the Georgia, North Carolina and Tennessee Funds since 2007. Steve, with eight years of investment experience, has managed the Louisiana Fund since January 2011.

How did the Funds perform during the six-month period ending November 30, 2011?

The tables in the Fund Performance and Expense Ratios section of this report provide Class A Share total returns for the Funds for the six-month, one-year, five-year and ten-year periods ending November 30, 2011. Each Fund’s total returns are compared with the performance of a corresponding market index and peer group average.

During the six-month period, the Class A Shares at net asset value (NAV) of the Georgia and Louisiana Funds outpaced the Standard & Poor’s (S&P) National Municipal Bond Index, while the North Carolina and Tennessee Funds trailed that performance measure. All Funds outpaced their corresponding state-specific S&P municipal bond index. The Georgia, Louisiana and Tennessee Funds all beat their respective Lipper classification average, while the North Carolina Fund lagged its Lipper classification average.

What strategies were used to manage the Funds during the reporting period? How did these strategies influence performance?

All of the Funds continued to employ the same fundamental investment strategies and tactics as in the past. Nuveen municipal bond fund portfolios are managed with a value-oriented approach and close input from Nuveen’s experienced research team. Below we highlight the specific factors influencing each Fund’s investment strategy, as well as how we managed each portfolio in light of recent market conditions.

During this reporting period, municipal bond prices generally rallied as yields declined across the municipal curve. Part of the reason for this was the continued depressed levels of municipal bond issuance. Tax-exempt volume, which had been limited in 2010 by issuers’ extensive use of taxable Build America Bonds (BABs), continued to drift lower in 2011. For the six months ended November 30, 2011, national municipal issuance was down 17% compared with the same period in 2010. Supply in Georgia dropped 9%, while Louisiana, North Carolina and Tennessee experienced respective declines of 69%, 36% and 27%.

Nuveen Investments	5

Nuveen Georgia, North Carolina and Tennessee Municipal Bond Funds

The Nuveen Georgia Municipal Bond Fund’s performance relative to the S&P National Municipal Bond Index was helped by favorable duration positioning, meaning the portfolio was more price sensitive to falling interest rates during the six-month period. Generally speaking, the longer a portfolio’s duration, the better it was likely to perform. We maintained a relatively smaller allocation to shorter-dated bonds while overweighting longer-dated issues. Both stances added to results, as bonds with longer maturities benefited to a greater extent from declining rates. One of these helpful longer-duration positions was an inverse floating rate security (“inverse floater”), and this holding also added nicely to the Fund’s income stream.

The Georgia Fund’s credit-quality exposure supplied another positive element to performance. As investors became less risk averse and as bond yields remained historically low, securities with lower credit ratings and higher yields were in strong demand. In this environment, lower-investment-grade bonds generally outperformed higher-rated credits. This was a helpful backdrop for the Fund, given its overweighting in BBB-rated debt.

In contrast, sector positioning modestly detracted from results. Despite a helpful overweighting in the strong-performing health care sector, the portfolio was hampered by an overweighting in pre-refunded bonds. Though these latter issues generated positive returns in absolute terms, they lagged most other bond categories during the period, given pre-refunded bonds’ very-high credit quality and extremely short maturities.

The Georgia portfolio encountered a significant amount of bond call activity during the six-month period. Accordingly, a main management theme was to look for suitable places in which we could invest the call proceeds. Investments took place across a variety of sectors, and focused on intermediate and longer maturities, which we believed offered the best values along the yield curve. Among our recent purchases were several prepaid-gas bond issues, adding to what had previously been a minimal portfolio allocation. These securities, which help finance natural gas supply contracts and are backed by large financial institutions, were readily available in the secondary municipal market, and, in our view, offered considerably better value than before. Other notable purchases of the past six months included a highly rated health care bond deal, an Atlanta tax-increment-financing district bond issue and a water/sewer bond issue.

As with the Georgia Fund, the Nuveen North Carolina Municipal Bond Fund also enjoyed helpful interest-rate positioning, benefiting from an underweighting in short-duration bonds and an overweighting in longer-dated issues. Our credit-rating and sector allocation, however, had only a modest impact on relative performance. From a credit standpoint, an underweighting in AAA-rated bonds marginally helped the Fund. Meanwhile, in sector terms, an overweighting in pre-refunded debt detracted — given the relative underperformance of these high-quality, short-duration issues — though overweightings in health care and transportation were counterbalancing positives.

The North Carolina Fund was hampered by its position in a forward swap, which we added to the portfolio to keep its duration from becoming too long. As rates generally fell during the period, this position ended up weighing on performance.

6	Nuveen Investments

Like the Georgia Fund, the North Carolina Fund experienced a healthy amount of call activity. Accordingly, a main focus was to seek attractively valued bonds diversified across a range of sectors. Purchases emphasized lower-investment-grade bonds with intermediate and longer maturities. That said, these types of bonds were not always available to the extent we preferred. Recent portfolio additions included North Carolina bonds for a high-yield tax-increment-financing district, a multi-family housing project and a higher education project. We also purchased a Guam dedicated-tax-district bond issue which, besides being well priced, enabled us to keep the Fund fully invested during a time of scarce supply of suitable North Carolina bonds. Debt issued by Guam and other U.S. territories is generally exempt from both federal and state income taxes for residents of all fifty states. We also made a meaningful purchase of North Carolina Turnpike Authority appropriation bonds in the period’s closing days, and, we swapped one of the Fund’s health care holdings for a similar issue offering what we believed was a more favorable structure.

As with the other two Funds, favorable interest-rate positioning lifted the Nuveen Tennessee Municipal Bond Fund’s performance. Compared with the S&P National Municipal Bond Index, the portfolio benefited from being underweighted in the market’s shortest-duration securities, as well as being overweighted in the longest-duration bonds. From a credit quality standpoint, a relative overweighting in lower-investment-grade-rated bonds, as well as an underweighting in the highest-quality municipal bonds, also proved helpful.

Sector positioning, however, had a negative impact on relative performance. Compared to the national market, the portfolio was unhelpfully overweighted in the “other utilities” category, which in Tennessee consists largely of prepaid-gas bonds. As we have discussed in previous shareholder reports, these types of securities make up a sizeable portion of the state’s municipal bond market. While these lower-investment-grade-rated credits gained in absolute terms during the period, they failed to keep pace with other comparable credits in the index. On the positive side, the Fund had a productive overweighting in the strong-performing health care sector.

The Tennessee portfolio also experienced meaningful bond call activity. We reinvested the call proceeds in a variety of sectors, favoring intermediate- to longer-dated securities with mid- and lower-investment-grade credit ratings. That said, these types of bonds can be difficult to find in Tennessee’s municipal bond market. Recent purchases for the Fund included three highly rated general obligation bond issues, an appropriation-backed bond issue, student housing bonds, state housing bonds, an electric utility bond issue, and, Guam-issued dedicated-tax bonds. Elsewhere, we took advantage of depressed prices among prepaid-gas bonds to bring our weighting in this category closer in line with the Tennessee market and to take advantage of what we thought were compelling values in this sector. We also traded some existing prepaid-gas bond holdings for similar securities of another issuer — enabling us to better diversify the Fund’s exposure to the category.

Of final note, we established a leveraged “inverse floater” position in a tender option bond trust backed by Vanderbilt University bonds. This position enabled us to take advantage of a very steep yield curve and increase the portfolio’s income.

Nuveen Investments	7

Nuveen Louisiana Municipal Bond Fund

The Nuveen Louisiana Municipal Bond Fund enjoyed an extremely strong six months of performance relative to the national index. Multiple factors drove the portfolio’s results, beginning most notably with favorable interest-rate positioning. The Fund benefited from its long duration, meaning it gained to a greater extent from falling rates. We were underweighted in bonds with shorter maturities and overweighted in longer-dated bonds — two factors that proved helpful as the yield curve flattened and long-term rates fell the most.

The Fund’s credit quality exposure also added to results. Because of the Louisiana municipal bond market’s relatively high issuance of lower-investment-grade-rated debt compared with the national market, we were favorably positioned to benefit from investors’ declining risk aversion. Another factor boosting relative performance was the Fund’s exposure to Louisiana tobacco-securitization bonds. During the period, many tobacco issuers around the country experienced credit rating downgrades that led to the securities’ underperformance within the tobacco sector. This, however, was not the case in Louisiana, whose tobacco issues are considered some of the nation’s strongest and performed relatively well.

Favorable individual security selection further boosted returns. Our position in bonds of Touro Infirmary Hospital in New Orleans, for example, saw strong price appreciation, as the issuer benefited financially from its strategic partnership with Children’s Hospital, New Orleans. In addition, exposure to strong-performing Louisiana gas- and fuel-tax bonds that were leveraged with a tender option bond trust (“an inverse floater”) also added to results. The Fund did see a minor negative impact from its overweighting in A-rated utility bonds — a category that lagged other stronger-performing groups — but this modest underperformance was the exception in what turned out to be a very favorable six months.

When possible, our new purchases for the Louisiana portfolio emphasized higher-yielding, lower-rated credits. There were three main reasons for this focus. First, as we mentioned, Louisiana tends to offer investors a relatively wide assortment of lower-quality bonds compared to other states. Second, we have great confidence in the resources and ability of Nuveen’s credit research team to find bonds with the potential to provide an especially good risk/reward tradeoff. Third, given historically wide credit spreads, we believed that lower-rated issues were priced much more attractively than their higher-rated counterparts. When available, new purchases focused on longer-dated bonds with maturities of 20 years and longer and with coupons of 5% or more, as we believed these bonds best enabled us to accomplish our desired management objectives.

The Fund’s recent purchases included bonds issued for East Jefferson Parish Hospital and West Jefferson Parish Hospital, both of which we saw as attractively priced. We also added a higher education bond issue for Loyola University New Orleans, a student housing bond issue for McNeese State University and some water/sewer bonds. Elsewhere, we repurchased several industrial development revenue bonds issued for Westlake Chemical and Marathon Oil. By early August, however, they were once again offering what we thought were attractive values, and we decided to reestablish the Fund’s position.

8	Nuveen Investments

When selling securities, we sought to optimize the portfolio by replacing existing holdings with new bonds offering more favorable yield curve and duration positioning. When we saw suitable opportunities to do so, we swapped lower-coupon issues with higher-coupon bonds. We also replaced some bonds occupying an undesirable place on the yield curve with higher-yielding issues providing more-desirable maturities and call dates.

Risk Considerations

Mutual fund investing involves risk; principal loss is possible. Debt or fixed income securities are subject to credit risk and interest rate risk. The value of, and income generated by debt securities will decrease or increase based on changes in market interest rates. As interest rates rise, bond prices fall. Credit risk refers to an issuer’s ability to make interest and principal payments when due. Credit risk is heightened for below investment grade bonds. A concentration in specific states exposes the Funds to the additional risks facing issuers in those states. The Funds’ use of inverse floaters issued in tender option bond (“TOB”) transactions creates effective leverage. Leverage involves greater volatility and increases the funds’ exposure to risk of loss from changes in municipal interest rates.

Dividend Information

The Class B and C Shares of the Georgia Fund and the Class B shares of the North Carolina Fund experienced a decrease to their monthly dividend in November 2011, while none of the other Funds experienced a dividend change throughout the six-month period ending November 30, 2011.

Each Fund seeks to pay dividends at a rate that reflects the past and projected performance of the Fund. To permit a Fund to maintain a more stable monthly dividend, the Fund may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If the Fund has cumulatively earned more than it has paid in dividends, it will hold the excess in reserve as undistributed net investment income (UNII) as part of the Fund’s net asset value. Conversely, if the Fund has cumulatively paid in dividends more than it has earned, the excess will constitute negative UNII that will likewise be reflected in the Fund’s net asset value. Each Fund will, over time, pay all its net investment income as dividends to shareholders.

As of November 30, 2011, all four Funds had positive UNII balances, based upon our best estimate, for tax purposes and positive UNII balances for financial reporting purposes.

Nuveen Investments	9

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10	Nuveen Investments

Fund Performance and Expense Ratios (Unaudited)

The Fund Performance and Expense Ratios for each Fund are shown on the following four pages.

Returns quoted represent past performance, which is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Returns without sales charges would be lower if the sales charge were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local income taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax.

Returns may reflect a contractual agreement between certain Funds and the investment adviser to waive certain fees and expenses; see Notes to Financial Statements, Footnote 7 — Management Fees and Other Transactions with Affiliates for more information. In addition, returns may reflect a voluntary expense limitation by the Funds’ investment adviser that may be modified or discontinued at any time without notice. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Returns reflect differences in sales charges and expenses, which are primarily differences in distribution and service fees. Fund returns assume reinvestment of dividends and capital gains.

Comparative index and Lipper return information is provided for the Funds’ Class A Shares at net asset value (NAV) only.

The expense ratios shown reflect the Funds’ total operating expenses (before fee waivers or expense reimbursements, if any) as shown in the Funds’ most recent prospectus. The expense ratios include management fees and other fees and expenses.

Nuveen Investments	11

Fund Performance and Expense Ratios (Unaudited) (continued)

Nuveen Georgia Municipal Bond Fund

Refer to the first page of this Fund Performance and Expense Ratios section for further explanation of the information included within this page.

Fund Performance

Average Annual Total Returns as of November 30, 2011*

	Cumulative	Average Annual

	6-Month	1-Year	5-Year	10-Year
Class A Shares at NAV	4.61%	6.46%	3.27%	4.27%
Class A Shares at maximum Offering Price	0.21%	1.99%	2.39%	3.82%
Standard & Poor’s (S&P) Georgia Municipal Bond Index**	4.18%	6.56%	4.48%	5.01%
Standard & Poor’s (S&P) National Municipal Bond Index**	4.35%	6.50%	4.40%	5.08%
Lipper Georgia Municipal Debt Funds Classification Average**	3.44%	4.84%	3.08%	3.99%

Class B Shares w/o CDSC	4.14%	5.60%	2.53%	3.66%
Class B Shares w/CDSC	-0.86%	1.60%	2.35%	3.66%
Class C Shares	4.26%	5.80%	2.70%	3.70%
Class I Shares	4.65%	6.62%	3.48%	4.49%

Latest Calendar Quarter – Average Annual Total Returns as of December 31, 2011*
	Cumulative	Average Annual

	6-Month	1-Year	5-Year	10-Year
Class A Shares at NAV	5.76%	10.35%	3.71%	4.54%
Class A Shares at maximum Offering Price	1.32%	5.71%	2.82%	4.09%
Class B Shares w/o CDSC	5.38%	9.55%	2.98%	3.94%
Class B Shares w/CDSC	0.38%	5.55%	2.80%	3.94%
Class C Shares	5.50%	9.78%	3.15%	3.98%
Class I Shares	5.90%	10.64%	3.95%	4.77%

Class A Shares have a maximum 4.20% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC), also known as a back-end sales charge, if redeemed within eighteen months of purchase. Class B Shares have a CDSC that begins at 5% for redemptions during the first year and declines periodically until after six years when the charge becomes 0%. Class B Shares automatically convert to Class A Shares eight years after purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the one-year total return. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.

Expense Ratios as of Most Recent Prospectus

Expense Ratios
Class A Shares	0.83%
Class B Shares	1.58%
Class C Shares	1.38%
Class I Shares	0.63%

*	Six-month returns are cumulative; all other returns are annualized.

**	Refer to the Glossary of Terms Used in this Report for definitions.

12	Nuveen Investments

Nuveen Louisiana Municipal Bond Fund

Refer to the first page of this Fund Performance and Expense Ratios section for further explanation of the information included within this page.

Fund Performance

Average Annual Total Returns as of November 30, 2011*

	Cumulative	Average Annual

	6-Month	1-Year	5-Year	10-Year
Class A Shares at NAV	5.67%	8.51%	3.77%	4.39%
Class A Shares at maximum Offering Price	1.26%	3.96%	2.89%	3.94%
Standard & Poor’s (S&P) Louisiana Municipal Bond Index**	4.84%	7.09%	4.60%	5.30%
Standard & Poor’s (S&P) National Municipal Bond Index**	4.35%	6.50%	4.40%	5.08%
Lipper Other States Municipal Debt Funds Classification Average**	3.84%	5.54%	3.45%	4.14%

Class B Shares w/o CDSC	5.30%	7.72%	3.00%	3.76%
Class B Shares w/CDSC	0.30%	3.72%	2.83%	3.76%
Class C Shares	5.40%	7.93%	3.18%	3.82%
Class I Shares	5.77%	8.73%	3.93%	4.60%

Latest Calendar Quarter – Average Annual Total Returns as of December 31, 2011*
	Cumulative	Average Annual

	6-Month	1-Year	5-Year	10-Year
Class A Shares at NAV	6.59%	13.08%	4.27%	4.71%
Class A Shares at maximum Offering Price	2.08%	8.32%	3.39%	4.27%
Class B Shares w/o CDSC	6.12%	12.26%	3.50%	4.10%
Class B Shares w/CDSC	1.12%	8.26%	3.33%	4.10%
Class C Shares	6.23%	12.49%	3.70%	4.13%
Class I Shares	6.69%	13.29%	4.43%	4.93%

Class A Shares have a maximum 4.20% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC), also known as a back-end sales charge, if redeemed within eighteen months of purchase. Class B Shares have a CDSC that begins at 5% for redemptions during the first year and declines periodically until after six years when the charge becomes 0%. Class B Shares automatically convert to Class A Shares eight years after purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the one-year total return. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.

Expense Ratios as of Most Recent Prospectus

Expense Ratios
Class A Shares	0.84%
Class B Shares	1.59%
Class C Shares	1.39%
Class I Shares	0.64%

*	Six-month returns are cumulative; all other returns are annualized.

**	Refer to the Glossary of Terms Used in this Report for definitions.

Nuveen Investments	13

Fund Performance and Expense Ratios (Unaudited) (continued)

Nuveen North Carolina Municipal Bond Fund

Refer to the first page of this Fund Performance and Expense Ratios section for further explanation of the information included within this page.

Fund Performance

Average Annual Total Returns as of November 30, 2011*

	Cumulative	Average Annual

	6-Month	1-Year	5-Year	10-Year
Class A Shares at NAV	4.05%	5.55%	3.94%	4.56%
Class A Shares at maximum Offering Price	-0.28%	1.09%	3.05%	4.11%
Standard & Poor’s (S&P) North Carolina Municipal Bond Index**	3.83%	6.09%	4.87%	5.28%
Standard & Poor’s (S&P) National Municipal Bond Index**	4.35%	6.50%	4.40%	5.08%
Lipper North Carolina Municipal Debt Funds Classification Average**	4.27%	5.36%	2.96%	4.07%

Class B Shares w/o CDSC	3.59%	4.70%	3.16%	3.93%
Class B Shares w/CDSC	-1.41%	0.70%	2.98%	3.93%
Class C Shares	3.69%	4.91%	3.36%	3.98%
Class I Shares	4.06%	5.78%	4.14%	4.76%

Latest Calendar Quarter – Average Annual Total Returns as of December 31, 2011*
	Cumulative	Average Annual

	6-Month	1-Year	5-Year	10-Year
Class A Shares at NAV	5.51%	9.99%	4.43%	4.85%
Class A Shares at maximum Offering Price	1.03%	5.32%	3.54%	4.40%
Class B Shares w/o CDSC	5.03%	9.09%	3.64%	4.23%
Class B Shares w/CDSC	0.03%	5.09%	3.47%	4.23%
Class C Shares	5.14%	9.32%	3.85%	4.27%
Class I Shares	5.61%	10.21%	4.65%	5.05%

Class A Shares have a maximum 4.20% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC), also known as a back-end sales charge, if redeemed within eighteen months of purchase. Class B Shares have a CDSC that begins at 5% for redemptions during the first year and declines periodically until after six years when the charge becomes 0%. Class B Shares automatically convert to Class A Shares eight years after purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the one-year total return. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.

Expense Ratios as of Most Recent Prospectus

Expense Ratios
Class A Shares	0.80%
Class B Shares	1.55%
Class C Shares	1.35%
Class I Shares	0.60%

*	Six-month returns are cumulative; all other returns are annualized.

**	Refer to the Glossary of Terms Used in this Report for definitions.

14	Nuveen Investments

Nuveen Tennessee Municipal Bond Fund

Refer to the first page of this Fund Performance and Expense Ratios section for further explanation of the information included within this page.

Fund Performance

Average Annual Total Returns as of November 30, 2011*

	Cumulative	Average Annual

	6-Month	1-Year	5-Year	10-Year
Class A Shares at NAV	4.16%	5.68%	4.39%	4.86%
Class A Shares at maximum Offering Price	-0.19%	1.20%	3.51%	4.41%
Standard & Poor’s (S&P) Tennessee Municipal Bond Index**	3.22%	4.68%	3.84%	4.75%
Standard & Poor’s (S&P) National Municipal Bond Index**	4.35%	6.50%	4.40%	5.08%
Lipper Other States Municipal Debt Funds Classification Average**	3.84%	5.54%	3.45%	4.14%

Class B Shares w/o CDSC	3.78%	4.89%	3.61%	4.23%
Class B Shares w/CDSC	-1.22%	0.89%	3.44%	4.23%
Class C Shares	3.90%	5.12%	3.84%	4.29%
Class I Shares	4.28%	5.91%	4.60%	5.08%

Latest Calendar Quarter – Average Annual Total Returns as of December 31, 2011*
	Cumulative	Average Annual

	6-Month	1-Year	5-Year	10-Year
Class A Shares at NAV	5.73%	9.65%	4.89%	5.17%
Class A Shares at maximum Offering Price	1.32%	5.01%	3.99%	4.72%
Class B Shares w/o CDSC	5.35%	8.84%	4.10%	4.54%
Class B Shares w/CDSC	0.35%	4.84%	3.93%	4.54%
Class C Shares	5.46%	9.08%	4.32%	4.60%
Class I Shares	5.76%	9.80%	5.08%	5.37%

Class A Shares have a maximum 4.20% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC), also known as a back-end sales charge, if redeemed within eighteen months of purchase. Class B Shares have a CDSC that begins at 5% for redemptions during the first year and declines periodically until after six years when the charge becomes 0%. Class B Shares automatically convert to Class A Shares eight years after purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the one-year total return. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.

Expense Ratios as of Most Recent Prospectus

Expense Ratios
Class A Shares	0.81%
Class B Shares	1.56%
Class C Shares	1.36%
Class I Shares	0.61%

*	Six-month returns are cumulative; all other returns are annualized.

**	Refer to the Glossary of Terms Used in this Report for definitions.

Nuveen Investments	15

Yields (Unaudited) as of November 30, 2011

Dividend Yield is the most recent dividend per share (annualized) divided by the offering price per share.

The SEC 30-Day Yield is a standardized measure of a Fund’s yield that accounts for the future amortization of premiums or discounts of bonds held in the Fund’s portfolio. The SEC 30-Day Yield is computed under an SEC standardized formula and is based on the maximum offer price per share. Dividend Yield may differ from the SEC 30-Day Yield because the Fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.

The Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis at a specified tax rate. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the Taxable-Equivalent Yield is lower.

Nuveen Georgia Municipal Bond Fund

	Dividend Yield	SEC 30-Day Yield	Taxable- Equivalent Yield[1]
Class A Shares[5]	3.91%	3.17%	4.68%
Class B Shares	3.35%	2.56%	3.78%
Class C Shares	3.54%	2.76%	4.08%
Class I Shares	4.33%	3.51%	5.18%

Nuveen Louisiana Municipal Bond Fund

	Dividend Yield	SEC 30-Day Yield	Taxable- Equivalent Yield[2]
Class A Shares[5]	4.11%	3.86%	5.61%
Class B Shares	3.58%	3.27%	4.75%
Class C Shares	3.75%	3.48%	5.06%
Class I Shares	4.50%	4.24%	6.16%

Nuveen North Carolina Municipal Bond Fund

	Dividend Yield	SEC 30-Day Yield	Taxable- Equivalent Yield[3]
Class A Shares[5]	3.75%	2.83%	4.26%
Class B Shares	3.18%	2.19%	3.30%
Class C Shares	3.41%	2.41%	3.63%
Class I Shares	4.13%	3.16%	4.76%

Nuveen Tennessee Municipal Bond Fund

	Dividend Yield	SEC 30-Day Yield	Taxable- Equivalent Yield[4]
Class A Shares[5]	3.76%	3.05%	4.51%
Class B Shares	3.19%	2.43%	3.59%
Class C Shares	3.40%	2.65%	3.91%
Class I Shares	4.13%	3.40%	5.02%

1	TheTaxable-Equivalent Yield is based on the Fund’s SEC 30-Day Yield on the indicated date and a combined federal and state income tax rate of 32.3%.

2	TheTaxable-Equivalent Yield is based on the Fund’s SEC 30-Day Yield on the indicated date and a combined federal and state income tax rate of 31.2%.

3	TheTaxable-Equivalent Yield is based on the Fund’s SEC 30-Day Yield on the indicated date and a combined federal and state income tax rate of 33.6%.

4	TheTaxable-Equivalent Yield is based on the Fund’s SEC 30-Day Yield on the indicated date and a combined federal and state income tax rate of 32.3%.

5	The SEC Yield for Class A shares quoted in the table reflects the maximum sales load. Investors paying a reduced load because of volume discounts, investors paying no load because they qualify for one of the several exclusions from the load, and existing shareholders who previously paid a load but would like to know the SEC Yield applicable to their shares on a going-forward basis, should understand that the SEC Yield effectively applicable to them would be higher than the figure quoted in the table.

16	Nuveen Investments

Holding Summaries (Unaudited) as of November 30, 2011

This data relates to the securities held in each Fund’s portfolio of investments. It should not be construed as a measure of performance for the Fund itself.

Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by a national rating agency.

Nuveen Georgia Municipal Bond Fund

Bond Credit Quality1

Nuveen Louisiana Municipal Bond Fund

Bond Credit Quality1

Nuveen North Carolina Municipal Bond Fund

Bond Credit Quality2

Nuveen Tennessee Municipal Bond Fund

Bond Credit Quality1

Portfolio Composition[1]
Tax Obligation/General	25.5%
Health Care	15.4%
Water and Sewer	13.7%
Tax Obligation/Limited	11.6%
Utilities	8.3%
Education and Civic Organizations	7.4%
U.S. Guaranteed	7.2%
Housing/Multifamily	5.6%
Other	5.3%

Portfolio Composition[1]
Tax Obligation/Limited	24.7%
Health Care	23.5%
Education and Civic Organizations	11.2%
Tax Obligation/General	8.2%
Housing/Multifamily	6.7%
Transportation	6.0%
Consumer Staples	4.5%
Materials	4.0%
Other	11.2%

Portfolio Composition[2]
Tax Obligation/Limited	23.1%
Water and Sewer	19.1%
Health Care	12.6%
Transportation	12.6%
U.S. Guaranteed	9.1%
Education and Civic Organizations	7.6%
Utilities	6.9%
Other	9.0%

Portfolio Composition[1]
Utilities	16.8%
Tax Obligation/General	16.3%
Health Care	15.5%
U.S. Guaranteed	14.6%
Water and Sewer	12.9%
Education and Civic Organizations	7.6%
Housing/Multifamily	7.5%
Other	8.8%

1	As a percentage of total investments, as of November 30, 2011. Holdings are subject to change.

2	As a percentage of total investments, excluding investments in derivatives, as of November 30, 2011. Holdings are subject to change.

Nuveen Investments	17

Expense Examples (Unaudited)

As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including up-front and back-end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. The Examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples below are based on an investment of $1,000 invested at the beginning of the period and held for the period.

The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.

The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on the respective Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transaction costs were included, your costs would have been higher.

Georgia Municipal Bond Fund

					Hypothetical Performance
	Actual Performance				(5% annualized return before expenses)
	A Shares	B Shares	C Shares	I Shares	A Shares	B Shares	C Shares	I Shares
Beginning Account Value (6/01/11)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (11/30/11)	$1,046.10	$1,041.40	$1,042.60	$1,046.50	$1,020.90	$1,017.15	$1,018.15	$1,021.90
Expenses Incurred During Period	$4.19	$8.01	$7.00	$3.17	$4.14	$7.92	$6.91	$3.13

For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of .82%, 1.57%, 1.37% and .62% for Classes A, B, C and I, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Louisiana Municipal Bond Fund

					Hypothetical Performance
	Actual Performance				(5% annualized return before expenses)
	A Shares	B Shares	C Shares	I Shares	A Shares	B Shares	C Shares	I Shares
Beginning Account Value (6/01/11)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (11/30/11)	$1,056.70	$1,053.00	$1,054.00	$1,057.70	$1,020.80	$1,017.05	$1,018.05	$1,021.80
Expenses Incurred During Period	$4.32	$8.16	$7.14	$3.29	$4.24	$8.02	$7.01	$3.23

For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of .84%, 1.59%, 1.39% and .64% for Classes A, B, C and I, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

18	Nuveen Investments

North Carolina Municipal Bond Fund

					Hypothetical Performance
	Actual Performance				(5% annualized return before expenses)
	A Shares	B Shares	C Shares	I Shares	A Shares	B Shares	C Shares	I Shares
Beginning Account Value (6/01/11)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (11/30/11)	$1,040.50	$1,035.90	$1,036.90	$1,040.60	$1,021.05	$1,017.30	$1,018.30	$1,022.05
Expenses Incurred During Period	$4.03	$7.84	$6.82	$3.01	$3.99	$7.77	$6.76	$2.98

For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of .79%, 1.54%, 1.34% and .59% for Classes A, B, C and I, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Tennessee Municipal Bond Fund

					Hypothetical Performance
	Actual Performance				(5% annualized return before expenses)
	A Shares	B Shares	C Shares	I Shares	A Shares	B Shares	C Shares	I Shares
Beginning Account Value (6/01/11)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (11/30/11)	$1,041.60	$1,037.80	$1,039.00	$1,042.80	$1,020.95	$1,017.20	$1,018.20	$1,021.95
Expenses Incurred During Period	$4.13	$7.95	$6.93	$3.12	$4.09	$7.87	$6.86	$3.08

For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of .81%, 1.56%, 1.36% and .61% for Classes A, B, C and I, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Nuveen Investments	19

Portfolio of Investments (Unaudited)

Nuveen Georgia Municipal Bond Fund

November 30, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations – 7.4%

$1,000	Athens Housing Authority, Georgia, Student Housing Lease Revenue Bonds, UGAREF East Campus Housing LLC Project, Series 2009, 5.250%, 6/15/35	6/19 at 100.00	Aa2	$1,035,530

2,500	Atlanta Development Authority, Georgia, Educational Facilities Revenue Bonds, Science Park LLC Project, Series 2007, 5.000%, 7/01/39	7/17 at 100.00	Aa3	2,540,675

1,040	Carrollton Payroll Development Authority, Georgia, Revenue Anticipation Certificates, University of West Georgia, Campus Center Project, Series 2004, 5.250%, 8/01/23 – NPFG Insured	8/14 at 100.00	A1	1,085,895

3,000	Fulton County Development Authority, Georgia, Revenue Bonds, Georgia Tech Athletic Association, Series 2001, 5.125%, 10/01/32 – AMBAC Insured	4/12 at 100.00	N/R	2,988,360

1,835	Fulton County Development Authority, Georgia, Revenue Bonds, Georgia Tech Molecular Science Building, Series 2004, 5.250%, 5/01/17 – NPFG Insured	5/14 at 100.00	Aa3	1,995,819

3,000	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Emory University, Series 2008C, 5.000%, 9/01/38	9/18 at 100.00	AA	3,158,580
12,375	Total Education and Civic Organizations			12,804,859
	Energy – 0.6%

1,000	Virgin Islands Public Finance Authority, Senior Secured Lien Revenue Bonds, Refinery Project – Hovensa LLC, Series 2004, 5.875%, 7/01/22	7/14 at 100.00	Ba2	900,530
	Health Care – 15.4%

3,270	Baldwin County Hospital Authority, Georgia, Revenue Bonds, Oconee Regional Medical Center, Series 1998, 5.375%, 12/01/28	6/12 at 100.00	BB	2,765,766

	Coffee County Hospital Authority, Georgia, Revenue Bonds, Coffee County Regional Medical Center, Series 2004:
1,885	5.000%, 12/01/16	12/14 at 100.00	BBB–	1,964,660
750	5.000%, 12/01/26	12/14 at 100.00	BBB–	719,790

350	Coweta County Development Authority, Georgia, Revenue Bonds, Piedmont Healthcare, Inc. Project, Series 2010, 5.000%, 6/15/40	6/20 at 100.00	AA–	352,048

1,500	Franklin County Industrial Building Authority, Georgia, Revenue Bonds, Ty Cobb Regional Medical Center Project, Series 2010, 8.000%, 12/01/40	12/20 at 100.00	N/R	1,537,620

3,000	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates, Northeast Georgia Health Services Inc., Series 2010B, 5.250%, 2/15/45	2/41 at 100.00	A+	2,946,510

1,250	Gwinnett County Hospital Authority, Georgia, Revenue Anticipation Certificates, Gwinnett Hospital System Inc. Project, Series 2004B, 5.000%, 10/01/29	No Opt. Call	Aa1	1,280,263

	Houston County Hospital Authority, Georgia, Revenue Bonds, Houston Healthcare Project, Series 2007:
2,500	5.250%, 10/01/35	10/17 at 100.00	A2	2,507,900
2,000	5.250%, 10/01/42	10/17 at 100.00	A2	1,983,240

2,025	Macon-Bibb County Hospital Authority, Georgia, Revenue Anticipation Certificates, Medical Center of Central Georgia Inc., Series 2009, 5.000%, 8/01/35	8/19 at 100.00	AA	2,038,325

2,240	Richmond County Development Authority, Georgia, Revenue Bonds, Medical College of Georgia, Cancer Research Center Project, Series 2004A, 5.000%, 12/15/24 – AMBAC Insured	12/14 at 100.00	A1	2,297,702

4,000	Savannah Hospital Authority, Georgia, Revenue Bonds, St. Joseph’s/Candler Health System, Series 2003, 5.250%, 7/01/23 – RAAI Insured	1/14 at 100.00	Baa1	4,018,200

2,250	Valdosta and Lowndes County Hospital Authority, Georgia, Revenue Certificates, South Georgia Medical Center, Series 2007, 5.000%, 10/01/33	10/17 at 100.00	A+	2,251,530
27,020	Total Health Care			26,663,554
	Housing/Multifamily – 5.5%

3,615	Cobb County Development Authority, Georgia, Student Housing Revenue Bonds, KSU Village II Real Estate Foundation LLC Project, Series 2007A, 5.250%, 7/15/38 – AMBAC Insured	7/17 at 100.00	Baa2	3,349,044

20	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Housing/Multifamily (continued)

$1,400	DeKalb County Housing Authority, Georgia, Multifamily Housing Revenue Bonds, Green of Stonecrest Apartments, Series 2001A-1, 5.550%, 12/01/34 – AMBAC Insured (Alternative Minimum Tax)	6/12 at 100.00	N/R	$1,289,260

5,000	Fulton County Development Authority, Georgia, Revenue Bonds, Georgia State University – TUFF/Atlanta Housing LLC, Series 2001A, 5.250%, 9/01/32 – AMBAC Insured	3/12 at 102.00	N/R	4,946,600
10,015	Total Housing/Multifamily			9,584,904
	Housing/Single Family – 0.8%

1,325	Georgia Housing and Finance Authority, Single Family Mortgage Bonds, Series 2002B-2, 5.350%, 12/01/22 (Alternative Minimum Tax)	6/12 at 100.00	AAA	1,325,967
	Industrials – 1.4%

2,500	Fulton County Development Authority, Georgia, Local District Cooling Authority Revenue Bonds, Maxon Atlantic Station LLC, Series 2005A, 5.125%, 3/01/26 (Mandatory put 3/01/15) (Alternative Minimum Tax)	9/15 at 100.00	BBB	2,489,600
	Materials – 0.6%

1,000	Savannah Economic Development Authority, Georgia, Pollution Control Revenue Bonds, Union Camp Corporation, Series 1995, 6.150%, 3/01/17	No Opt. Call	Baa3	1,093,940
	Tax Obligation/General – 25.4%

1,500	Cherokee County Resource Recovery Development Authority, Georgia, Solid Waste Disposal Revenue Bonds, Ball Ground Recycling LLC Project, Series 2007A, 5.000%, 7/01/37 – AMBAC Insured (Alternative Minimum Tax)	7/17 at 100.00	AA+	1,517,055

2,200	Clark County Hospital Authority, Georgia, Hospital Revenue Bonds, Athens Regional Medical Center, Series 2007, 5.000%, 1/01/32 – NPFG Insured	1/17 at 100.00	Aa1	2,251,942

1,415	Clarke County Hospital Authority, Georgia, Hospital Revenue Certificates, Athens Regional Medical Center Project, Series 1999, 5.250%, 1/01/29 – NPFG Insured	1/12 at 100.00	Aa1	1,415,991

3,500	Decatur, Georgia, General Obligation Bonds, Series 2007, 5.000%, 1/01/31 – AGM Insured	1/17 at 100.00	AA+	3,738,350

4,760	Douglas County School District, Georgia, General Obligation Bonds, Series 2007, 5.000%, 4/01/25 – AGM Insured	4/17 at 100.00	AA+	5,295,976

3,000	East Point Building Authority, Georgia, Revenue Bonds, Water and Sewer Project Revenue Bonds, Series 2006A, 5.000%, 2/01/34 – SYNCORA GTY Insured	2/16 at 100.00	N/R	2,627,910

1,145	Floyd County Hospital Authority, Georgia, Revenue Anticipation Certificates, Floyd Medical Center, Series 2003, 5.000%, 7/01/20 – NPFG Insured	7/13 at 101.00	Aa2	1,190,021

3,000	Forsyth County School District, Georgia, General Obligation Bonds, Series 2005, 5.000%, 2/01/25 – NPFG Insured	2/15 at 100.00	AA+	3,274,890

1,200	Georgia Environmental Loan Acquisition Corporation, Local Government Loan Securitization Bonds, Loan Pool Series 2011, 5.125%, 3/15/31	3/21 at 100.00	Aaa	1,284,792

500	Georgia State, General Obligation Bonds, Series 2005B, 5.000%, 7/01/15	No Opt. Call	AAA	573,610

500	Georgia State, General Obligation Bonds, Series 2007E, 5.000%, 8/01/24	8/17 at 100.00	AAA	562,580

280	Georgia State, General Obligation Bonds, Series 2009B, 5.000%, 1/01/26	1/19 at 100.00	AAA	321,958

5,100	Gwinnett County School District, Georgia, General Obligation Bonds, Series 2008, 5.000%, 2/01/36 (UB)	2/18 at 100.00	AAA	5,414,772

1,690	Gwinnett County School District, Georgia, General Obligation Bonds, Tender Option Bond Trust 2868, 13.671%, 2/01/16 (IF)	No Opt. Call	AAA	1,998,594

1,625	Henry County Hospital Authority, Georgia, Revenue Certificates, Henry Medical Center, Series 2004, 5.000%, 7/01/21 – NPFG Insured	7/14 at 101.00	Aa1	1,710,313

5,270	La Grange-Troup County Hospital Authority, Georgia, Revenue Anticipation Certificates, Series 2008A, 5.500%, 7/01/38	7/18 at 100.00	Aa2	5,447,441

Nuveen Investments	21

Portfolio of Investments (Unaudited)

Nuveen Georgia Municipal Bond Fund (continued)

November 30, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Tax Obligation/General (continued)

	Paulding County School District, Georgia, General Obligation Bonds, Series 2007:
$710	4.750%, 2/01/29	2/17 at 100.00	AA+		$732,102
2,425	5.000%, 2/01/33	2/17 at 100.00	AA+		2,506,771

2,200	Wayne County Hospital Authority, Georgia, Hospital Revenue Bonds, Series 2006, 5.000%, 3/01/23 – SYNCORA GTY Insured	3/16 at 100.00	N/R		2,147,156
42,020	Total Tax Obligation/General				44,012,224
	Tax Obligation/Limited – 11.5%

3,200	Atlanta Downtown Development Authority, Georgia, Revenue Bonds, Downtown Parking Deck, Series 2006A, 5.000%, 12/01/31 – NPFG Insured	6/16 at 100.00	Aa2		3,290,144

	Atlanta, Georgia, Tax Allocation Bonds Atlanta Station Project, Series 2007:
350	5.250%, 12/01/22 – AGC Insured	No Opt. Call	AA–		372,222
1,420	5.000%, 12/01/23 – AGC Insured	12/17 at 100.00	AA–		1,479,725

2,500	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project Series 2008B. Remarketed, 7.375%, 1/01/31	No Opt. Call	N/R		2,632,575

100	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project Series 2008C. Remarketed, 7.500%, 1/01/31	1/19 at 100.00	N/R		105,482

2,030	Atlanta, Georgia, Tax Allocation Bonds, Eastside Project, Series 2005A, 5.625%, 1/01/16 (Alternative Minimum Tax)	No Opt. Call	A–		2,123,908

	Atlanta, Georgia, Tax Allocation Bonds, Eastside Project, Series 2005B:
400	5.400%, 1/01/20	7/15 at 100.00	A–		410,984
1,575	5.600%, 1/01/30	7/15 at 100.00	A–		1,575,929

1,000	Atlanta, Georgia, Tax Allocation Bonds, Princeton Lakes Project, Series 2006, 5.500%, 1/01/31	1/16 at 100.00	BBB–		937,100

960	Cobb-Marietta Coliseum and Exhibit Hall Authority, Cobb County, Georgia, Revenue Bonds, Performing Arts Center, Series 2004, 5.000%, 1/01/22	1/14 at 100.00	AAA		1,030,896

150	Cobb-Marietta Coliseum and Exhibit Hall Authority, Georgia, Revenue Bonds, Refunding Series 2005, 5.500%, 10/01/26 – NPFG Insured	No Opt. Call	A+		179,369

	Cobb-Marietta Coliseum and Exhibit Hall Authority, Georgia, Revenue Refunding Bonds, Series 1993:
280	5.500%, 10/01/18 – NPFG Insured	No Opt. Call	Baa1		302,092
70	5.625%, 10/01/26 – NPFG Insured	10/19 at 100.00	Baa1		75,671

265	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.125%, 1/01/42 (WI/DD, Settling 12/01/11)	1/22 at 100.00	A		269,585

1,605	Macon-Bibb County Urban Development Authority, Georgia, Revenue Bonds, City of Macon Projects, Series 2002A, 5.000%, 8/01/17	8/12 at 101.00	A1		1,653,953

2,490	Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue Refunding Bonds, Series 1992N, 6.250%, 7/01/18	No Opt. Call	AAA		2,879,760

540	Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue Refunding Bonds, Series 1992P, 6.250%, 7/01/20 – AMBAC Insured	No Opt. Call	Aa2		638,258
18,935	Total Tax Obligation/Limited				19,957,653
	Transportation – 2.0%

3,335	Atlanta, Georgia, Airport Passenger Facilities Charge Revenue Bonds, Series 2004J, 5.000%, 1/01/34 – AGM Insured	1/15 at 100.00	AA–		3,405,068
	U.S. Guaranteed – 7.2% (4)

405	Brunswick, Georgia, Water and Sewerage Revenue Refunding and Improvement Bonds, Series 1992, 6.100%, 10/01/19 – NPFG Insured (ETM)	No Opt. Call	BBB	(4)	496,263

890	Columbia County, Georgia, Water and Sewerage Revenue Bonds, Series 2004, 5.000%, 6/01/22 (Pre-refunded 6/01/14) – AGM Insured	6/14 at 100.00	Aa2	(4)	988,354

3,750	Coweta County Development Authority, Georgia, Revenue Bonds, Newnan Water and Sewer, and Light Commission Project, Series 2002, 5.250%, 1/01/22 (Pre-refunded 1/01/13) – FGIC Insured	1/13 at 100.00	N/R	(4)	3,950,925

22	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	U.S. Guaranteed (4) (continued)

$970	Fulton County, Georgia, Water and Sewerage Revenue Bonds, Series 2004, 5.000%, 1/01/22 (Pre-refunded 1/01/14) – FGIC Insured	1/14 at 100.00	AA–	(4)	$1,061,209

3,000	Gwinnett County Hospital Authority, Georgia, Revenue Anticipation Certificates, Gwinnett Hospital System Inc. Project, Series 1997B, 5.300%, 9/01/27 (Pre-refunded 2/14/12) – NPFG Insured	2/12 at 102.00	Aaa		3,090,210

1,000	Private Colleges and University Facilities Authority, Georgia, Revenue Bonds, Mercer University, Series 1991, 6.500%, 11/01/15 – NPFG Insured (ETM)	No Opt. Call	BBB	(4)	1,140,440

1,675	Summerville, Georgia, Combined Public Utility System Revenue Refunding and Improvement Bonds, Series 2002, 5.750%, 1/01/22 (Pre-refunded 1/01/12)	1/12 at 101.00	Baa1	(4)	1,699,723
11,690	Total U.S. Guaranteed				12,427,124
	Utilities – 8.3%

465	Camden County Solid Waste Management Authority, Georgia, Revenue Bonds, Series 2002, 5.000%, 3/01/21 – NPFG Insured	3/12 at 100.00	Baa1		466,381

3,000	Georgia Municipal Electric Authority, General Power Revenue Bonds, Project 1, Series 2007A, 5.000%, 1/01/26 – NPFG Insured	1/17 at 100.00	A		3,160,020

1,500	Georgia Municipal Electric Authority, General Power Revenue Bonds, Series 1992B, 6.375%, 1/01/16	1/15 at 100.00	A+		1,711,560

105	Georgia Municipal Electric Authority, General Power Revenue Bonds, Series 1993Z, 5.500%, 1/01/12 – AGM Insured	No Opt. Call	AA–		105,361

	Main Street Natural Gas Inc., Georgia, Gas Project Revenue Bonds, Series 2006A:
60	5.500%, 9/15/23	No Opt. Call	A		60,868
300	5.500%, 9/15/27	No Opt. Call	A		292,701

	Main Street Natural Gas Inc., Georgia, Gas Project Revenue Bonds, Series 2006B:
500	5.000%, 3/15/21	No Opt. Call	A		493,280
1,180	5.000%, 3/15/22	No Opt. Call	A		1,158,323

1,000	Main Street Natural Gas Inc., Georgia, Gas Project Revenue Bonds, Series 2007A, 5.000%, 3/15/18	No Opt. Call	Aa3		1,089,830

1,000	Monroe County Development Authority, Georgia, Pollution Control Revenue Bonds, Oglethorpe Power Corporation – Scherer Plant, Series 1992A, 6.800%, 1/01/12	No Opt. Call	A		1,004,650

1,200	Municipal Electric Authority of Georgia, Project One Revenue Bonds, Series 2005A-2, 0.000%, 1/01/33 – FGIC Insured	1/15 at 35.98	A		367,032

1,150	Municipal Electric Authority of Georgia, Project One Subordinate Lien Revenue Bonds, Series 2008A, 5.250%, 1/01/21	No Opt. Call	A		1,355,919

3,000	Municipal Electric Authority of Georgia, Project One Subordinated Lien Revenue Bonds, Series 2003A, 5.000%, 1/01/22 – NPFG Insured	1/13 at 100.00	A2		3,100,290
14,460	Total Utilities				14,366,215
	Water and Sewer – 13.6%

4,000	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 1999A, 5.500%, 11/01/22 – FGIC Insured	No Opt. Call	A1		4,648,480

250	Augusta, Georgia, Water and Sewerage Revenue Bonds, Series 2002, 5.000%, 10/01/27 – AGM Insured	10/12 at 100.00	AA–		252,793

800	Cherokee County Water and Sewerage Authority, Georgia, Revenue Bonds, Series 2001, 5.000%, 8/01/35 – AGM Insured	8/18 at 100.00	AA		837,080

110	Columbia County, Georgia, Water and Sewerage Revenue Bonds, Series 2004, 5.000%, 6/01/22 – AGM Insured	6/14 at 100.00	AA+		119,182

1,000	Commerce, Georgia, Water and Sewer Revenue Refunding and Improvement Bonds, Series 2006, 5.000%, 12/01/25 – AGM Insured	12/15 at 100.00	Aa3		1,045,230

145	Coweta County Water and Sewer Authority, Georgia, Revenue Bonds, Series 2001, 5.250%, 6/01/26 – AMBAC Insured	6/13 at 100.00	Aa2		148,361

Nuveen Investments	23

Portfolio of Investments (Unaudited)

Nuveen Georgia Municipal Bond Fund (continued)

November 30, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Water and Sewer (continued)

	Coweta County Water and Sewer Authority, Georgia, Revenue Bonds, Series 2007:
$1,100	5.000%, 6/01/32	6/18 at 100.00	Aa2	$1,153,130
3,760	5.000%, 6/01/37	6/18 at 100.00	Aa2	3,900,361

1,000	DeKalb County, Georgia, Water and Sewer Revenue Bonds, Series 2006A, 5.000%, 10/01/35 – AGM Insured	10/16 at 100.00	Aa2	1,013,000

2,500	DeKalb County, Georgia, Water and Sewerage Revenue Bonds, Series 2003A, 5.000%, 10/01/23	10/13 at 100.00	Aa2	2,549,700

1,000	Douglasville-Douglas County Water and Sewer Authority, Georgia, Water and Sewer Revenue Bonds, Series 2005, 5.000%, 6/01/29 – NPFG Insured	12/15 at 100.00	Aa2	1,046,250

1,775	Douglasville-Douglas County Water and Sewer Authority, Georgia, Water and Sewer Revenue Bonds, Series 2007, 5.000%, 6/01/37 – NPFG Insured	6/17 at 100.00	Aa2	1,837,516

2,260	Forsyth County Water and Sewerage Authority, Georgia, Revenue Bonds, Series 2007, 5.000%, 4/01/37 – AGM Insured	4/17 at 100.00	Aaa	2,347,146

1,000	Fulton County, Georgia, Water and Sewerage Revenue Bonds, Series 2004, 5.000%, 1/01/35 – FGIC Insured	1/14 at 100.00	AA–	1,016,960

1,000	Midgeville, Georgia, Water and Sewerage Revenue Refunding Bonds, Series 1996, 6.000%, 12/01/16 – AGM Insured	No Opt. Call	AA–	1,115,330

100	Unified Government of Athens-Clarke County, Georgia, Water and Sewerage Revenue Bonds, Series 2008, 5.625%, 1/01/33	1/19 at 100.00	Aa2	109,839

465	Walton County Water and Sewerage Authority, Georgia, Revenue Bonds, The Oconee-Hard Creek Reservoir Project, Series 2008, 5.000%, 2/01/38 – AGM Insured	2/18 at 100.00	Aa2	478,256
22,265	Total Water and Sewer			23,618,614
$167,940	Total Investments (cost $168,161,338) – 99.7%			172,650,252
	Floating Rate Obligations – (2.0)%			(3,380,000)
	Other Assets Less Liabilities – 2.3%			3,909,448
	Net Assets – 100%			$173,179,700

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

N/R	Not rated.

WI/DD	Purchased on a when-issued or delayed delivery basis.

(ETM)	Escrowed to maturity.

(IF)	Inverse floating rate investment.

(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Inverse Floating Rate Securities for more information.

See accompanying notes to financial statements.

24	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Louisiana Municipal Bond Fund

November 30, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Consumer Staples – 4.4%

	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds, Series 2001B:
$2,460	5.500%, 5/15/30	5/12 at 100.00	A1	$2,462,681
2,135	5.875%, 5/15/39	5/12 at 100.00	A–	2,135,342
4,595	Total Consumer Staples			4,598,023
	Education and Civic Organizations – 11.2%

2,000	Lafayette Public Trust Financing Authority, Louisiana, Revenue Bonds, Ragin’ Cajun Facilities Inc. Project, Series 2002, 5.000%, 10/01/22 – NPFG Insured	10/12 at 102.00	Baa1	2,056,960

1,500	Lafayette Public Trust Financing Authority, Louisiana, Revenue Bonds, Ragin’ Cajun Facilities Inc. Project, Series 2010, 5.250%, 10/01/30 – AGM Insured	10/20 at 100.00	AA–	1,588,470

750	Louisana Public Facilities Authority, Revenue Bonds, Belle Chasse Educational Foundation Project, Series 2011, 6.750%, 5/01/41	5/21 at 100.00	N/R	790,808

1,400	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Louisiana Community and Technical College System Facilities Corporation Project, Capital Appreciation Series 2011, 0.000%, 10/01/20	No Opt. Call	AA–	1,024,086

1,460	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Southeastern Louisiana University Student Housing Facilities Inc., Series 2004A, 5.000%, 8/01/27 – NPFG Insured	8/14 at 100.00	A3	1,473,505

3,000	Louisiana Public Facilities Authority, Revenue Bonds, Loyola University Project, Refunding Series 2011, 5.000%, 10/01/41	10/21 at 100.00	A+	3,019,500

1,530	Louisiana Public Facilities Authority, Revenue Bonds, University of New Orleans Research and Technology, Series 2006, 5.250%, 3/01/26 – NPFG Insured	9/16 at 100.00	A+	1,621,112
11,640	Total Education and Civic Organizations			11,574,441
	Health Care – 23.3%

1,000	Jefferson Parish Hospital District1, Louisiana, Hospital Revenue Bonds, West Jefferson Medical Center, Refunding Series 2011A, 6.000%, 1/01/39	1/21 at 100.00	BBB	1,007,240

1,000	Jefferson Parish Hospital Service District 2, Louisiana, Hospital Revenue Bonds, East Jefferson General Hospital, Refunding Series 2011, 6.375%, 7/01/41	7/21 at 100.00	Baa2	1,004,910

	Louisiana Publc Facilities Authority, Revenue Bonds, Christus Health, Refunding Series 2009A:
1,250	5.000%, 7/01/19	No Opt. Call	A+	1,375,250
2,000	6.000%, 7/01/29	7/19 at 100.00	A+	2,158,260

3,410	Louisiana Public Facilities Authority, Health Facilities Revenue Refunding Bonds, Sisters of Mercy Health System of St. Louis Inc., Series 1993A, 5.000%, 6/01/19	No Opt. Call	AA–	3,737,190

1,800	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our Lady Health System, Series 1998A, 5.750%, 7/01/25 – AGM Insured	No Opt. Call	AA–	2,009,070

1,000	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our Lady Health System, Series 2005A, 6.375%, 7/01/30	7/14 at 100.00	A+	1,034,260

2,680	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Touro Infirmary, Series 1999A, 5.625%, 8/15/29	2/12 at 100.00	BB+	2,585,182

2,550	Louisiana Public Facilities Authority, Revenue Bonds, Baton Rouge General Hospital, Series 2004, 5.250%, 7/01/24 – NPFG Insured	7/14 at 100.00	Baa1	2,663,832

1,500	Louisiana Public Facilities Authority, Revenue Bonds, Franciscan Missionaries of Our Lady of Health System Project, Series 2009, 6.750%, 7/01/39	7/19 at 100.00	A+	1,644,615

5,050	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2007A, 5.500%, 5/15/47	5/17 at 100.00	Baa1	4,958,646
23,240	Total Health Care			24,178,455

Nuveen Investments	25

Portfolio of Investments (Unaudited)

Nuveen Louisiana Municipal Bond Fund (continued)

November 30, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Housing/Multifamily – 6.7%

$1,000	Calcasieu Parish Public Trust Authority, Louisiana, Student Lease Revenue Bonds, McNeese State Univeristy Student Housing-Cowboy Facilities, Inc. Project, Refunding Series 2011, 5.000%, 5/01/29 (WI/DD, Settling 12/07/11) – AGM Insured	5/22 at 100.00	Aa3	$1,043,300

2,000	Louisiana Housing Finance Agency, Multifamily Housing Revenue Bonds, Mallard Crossings Apartments, Series 2011, 4.750%, 10/01/29	10/21 at 100.00	AA+	2,025,780

1,000	Louisiana Local Government Environmental Facilities and Community Development Authority, GNMA Collateralized Mortgage Revenue Refunding Bonds, Sharlo Apartments, Series 2002A, 6.500%, 6/20/37	6/12 at 105.00	Aaa	1,057,100

3,000	Louisiana Public Facilities Authority, Grambling University Black and Gold Facilities Project Revenue Bonds, Series 2007A, 5.000%, 7/01/39 – CIFG Insured	7/17 at 100.00	AA–	2,810,370
7,000	Total Housing/Multifamily			6,936,550
	Housing/Single Family – 2.1%

600	Calcasieu Parish Public Trust Authority, Louisiana, Single Family Mortgage Revenue Bonds, Series 2006B, 5.350%, 9/01/38 (Alternative Minimum Tax)	9/16 at 104.00	Aaa	611,064

215	East Baton Rouge Mortgage Finance Authority, Louisiana, GNMA/FNMA Mortgage-Backed Securities Program Family Mortgage Revenue Refunding Bonds, Series 1997D, 5.900%, 10/01/30 (Alternative Minimum Tax)	4/12 at 100.00	Aaa	223,551

960	Jefferson Parish Finance Authority, Louisiana, Single Family Mortgage Revenue Bonds, Series 2007C, 5.500%, 12/01/39	6/17 at 103.50	Aaa	1,015,248

225	Rapides Finance Authority, Louisiana, GNMA/FNMA Mortgage-Backed Securities Program Single Family Mortgage Revenue Bonds, Series 1998A, 5.450%, 12/01/30 (Alternative Minimum Tax)	6/12 at 100.00	Aaa	225,097

120	Rapides Finance Authority, Louisiana, GNMA/FNMA Mortgage-Backed Securities Program Single Family Mortgage Revenue Refunding Bonds, Series 1998B, 5.350%, 6/01/26	6/12 at 100.00	Aaa	120,101
2,120	Total Housing/Single Family			2,195,061
	Long-Term Care – 2.9%

3,000	Louisiana Housing Finance Agency, GNMA Collateralized Mortgage Revenue Bonds, St. Dominic Assisted Care Facility, Series 1995, 6.950%, 9/01/36	3/12 at 100.00	AA+	3,052,380
	Materials – 3.9%

1,250	DeSoto Parish, Louisiana, Environmental Improvement Revenue Bonds, International Paper Company Project, Series 1998A, 5.600%, 11/01/22 (Alternative Minimum Tax)	5/12 at 100.00	BBB	1,250,288

1,500	Louisiana Local Government Environment Facilities and Community Development Authority, Revenue Bonds, Westlake Chemical Corporation Projects, Series 2010A-1, 6.500%, 11/01/35	11/20 at 100.00	BBB–	1,566,180

1,305	St John Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil Corporation, Series 2007A, 5.125%, 6/01/37	6/17 at 100.00	BBB	1,285,817
4,055	Total Materials			4,102,285
	Tax Obligation/General – 8.2%

2,085	New Orleans, Louisiana, General Obligation Bonds, Refunding Series 1998, 5.500%, 12/01/21 – FGIC Insured	No Opt. Call	AA–	2,400,356

3,170	New Orleans, Louisiana, General Obligation Bonds, Refunding Series 2005, 5.250%, 12/01/25 – NPFG Insured	12/15 at 100.00	A3	3,302,728

1,000	New Orleans, Louisiana, General Obligation Bonds, Series 1998, 5.500%, 12/01/21 – FGIC Insured	No Opt. Call	A3	1,132,180

1,000	Puerto Rico, General Obligation Bonds, Public Improvement, Refunding Series 2011C, 6.500%, 7/01/40	7/21 at 100.00	Baa1	1,105,460

500	Shreveport, Louisiana, General Obligation Bonds, Series 2011, 5.000%, 8/01/31	8/21 at 100.00	A+	527,220
7,755	Total Tax Obligation/General			8,467,944

26	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited – 24.5%

	Ernest N. Morial-New Orleans Exhibition Hall Authority, Louisiana, Special Tax Revenue Bonds, Senior Subordinate Series 2004:
$2,525	5.000%, 7/15/15 – AMBAC Insured	7/14 at 101.00	BBB	$2,672,864
2,000	5.000%, 7/15/21 – AMBAC Insured	7/14 at 101.00	BBB	2,022,340

1,850	Lafayette, Louisiana, Sales Tax Revenue Bonds, Public Improvements, Series 2011, 5.000%, 3/01/36	3/21 at 100.00	AA	1,927,071

1,000	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Series 2006B, 5.000%, 6/01/22 – AMBAC Insured	6/16 at 100.00	A–	1,023,120

1,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Baton Rouge Community College Facilities Corporation Project, Refunding Series 2011, 5.000%, 12/01/26 – AGM Insured	12/21 at 100.00	AA–	1,094,290

1,165	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Jefferson Parish Project, Refunding Series 2009A, 5.375%, 4/01/31	4/19 at 100.00	Aa2	1,248,694

1,000	Louisiana State Office Facilities Corporation, Lease Revenue Bonds, State Capitol Complex Program, Refunding Series 2010A, 5.000%, 5/01/21	5/20 at 100.00	Aa3	1,124,760

1,000	Louisiana State Office Facilities Corporation, Lease Revenue Bonds, State Capitol Complex Program, Series 2003, 5.000%, 11/01/21 – NPFG Insured	11/13 at 100.00	AA–	1,070,260

1,000	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Second Lien Series 2010B, 5.000%, 5/01/37 (UB)	5/20 at 100.00	AA	1,064,600

1,500	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006A, 5.000%, 5/01/31 – AGM Insured (UB)	5/16 at 100.00	Aa1	1,561,095

1,000	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Tender Option Bond Trust 11899, 17.940%, 5/01/33 (IF)	5/20 at 100.00	AA	1,255,330

8,205	Orleans Parish School Board, Louisiana, Public School Refunding Bonds, Series 1991, 0.000%, 2/01/15 – FGIC Insured	No Opt. Call	N/R	6,894,415

1,000	Saint Bernard Parish, Louisiana, Sales and Use Tax Revenue Bonds, Series 2004, 5.000%, 3/01/18 – AGM Insured	3/14 at 101.00	AA–	1,078,320

1,370	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 1999A, 6.375%, 10/01/19	4/12 at 100.00	BBB+	1,372,891
25,615	Total Tax Obligation/Limited			25,410,050
	Transportation – 6.0%

2,700	New Orleans Aviation Board, Louisiana, Gulf Opportunity Zone Revenue Bonds, Passenger Facility Charge Projects, Series 2010A, 5.250%, 1/01/41	1/20 at 100.00	A–	2,745,225

2,115	New Orleans Aviation Board, Louisiana, Revenue Bonds, Series 2007A, 5.250%, 1/01/32 – AGM Insured (Alternative Minimum Tax)	1/18 at 100.00	AA–	2,164,068

1,305	Port New Orleans Board of Commissioners, Louisiana, Revenue Bonds, Port Facilities, Series 2008/, 5.125%, 4/01/38 – AGC Insured (Alternative Minimum Tax)	4/18 at 100.00	AA–	1,275,403
6,120	Total Transportation			6,184,696
	Utilities – 3.5%

1,500	DeSoto Parish, Louisiana, Pollution Control Revenue Refunding Bonds, Cleco Utility Group Inc. Project, Series 1999, 5.875%, 9/01/29 – AMBAC Insured	3/12 at 100.00	BBB	1,500,705

1,000	Lafayette City and Parish, Louisiana, Utilities Revenue Bonds, Series 2004, 5.250%, 11/01/20 – NPFG Insured	11/14 at 100.00	A+	1,089,319

1,000	Saint Tammany Parish, Louisana, Utilities Revenue Bonds, Series 2010B, 5.000%, 8/01/40	8/20 at 100.00	A+	1,027,189
3,500	Total Utilities			3,617,213
	Water and Sewer – 2.5%

500	Caddo-Bossier Parishes Port Commission, Louisiana, Utility Revenue Refunding Bonds, Series 2011, 5.125%, 4/01/37	4/21 at 100.00	A	512,644

Nuveen Investments	27

Portfolio of Investments (Unaudited)

Nuveen Louisiana Municipal Bond Fund (continued)

November 30, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Water and Sewer (continued)

$1,000	Kenner Consolidated Sewer District, Louisana, Sewer Revenue Bonds, Series 2011, 5.000%, 11/01/36 – AGM Insured	11/21 at 100.00	AA–	$1,031,129

1,000	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A, 6.000%, 7/01/38	7/18 at 100.00	Baa2	1,037,589
2,500	Total Water and Sewer			2,581,362
$101,140	Total Investments (cost $99,271,325) – 99.2%			102,898,460
	Floating Rate Obligations – (1.8)%			(1,875,000)
	Other Assets Less Liabilities – 2.6%			2,710,789
	Net Assets – 100%			$103,734,249

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

N/R	Not rated.

WI/DD	Purchased on a when-issued or delayed delivery basis.

(IF)	Inverse floating rate investment.

(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Inverse Floating Rate Securities for more information.

See accompanying notes to financial statements.

28	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen North Carolina Municipal Bond Fund

November 30, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Consumer Staples – 0.7%

$3,000	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset–Backed Refunding Bonds, Series 2002, 5.500%, 5/15/39	5/12 at 100.00	BBB	$2,490,480

425	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note – Diageo Project, Series 2009A, 6.750%, 10/01/37	10/19 at 100.00	BBB	455,757
3,425	Total Consumer Staples			2,946,237
	Education and Civic Organizations – 7.8%

1,550	Appalachian State University, North Carolina, Revenue Bonds, Series 2005, 5.250%, 7/15/17 – NPFG Insured	No Opt. Call	Aa3	1,827,466

1,250	Fayetteville State University, North Carolina, Limited Obligation Revenue Bonds, Student Housing Project, Series 2011, 5.000%, 4/01/43 – AGM Insured	4/21 at 100.00	AA–	1,257,800

1,000	North Carolina Capital Facilities Financing Agency, Educational Facilities Revenue Bond, Meredith College, Series 2008A, 6.000%, 6/01/31	6/18 at 100.00	BBB	1,046,750

3,000	North Carolina Capital Facilities Financing Agency, Educational Facility Revenue Bonds, Wake Forest University, Series 2009, 5.000%, 1/01/38	1/19 at 100.00	AA	3,156,000

	North Carolina Capital Facilities Financing Agency, Revenue Bonds, Johnson and Wales University, Series 2003A:
1,000	5.250%, 4/01/23 – SYNCORA GTY Insured	4/13 at 100.00	N/R	1,016,180
3,350	5.000%, 4/01/33 – SYNCORA GTY Insured	4/13 at 100.00	N/R	3,334,557

255	University of North Carolina System, Pooled Revenue Bonds, Series 2002B, 5.375%, 4/01/20 – AMBAC Insured	10/12 at 100.00	N/R	258,539

1,085	University of North Carolina System, Pooled Revenue Bonds, Series 2004C, 5.000%, 4/01/29 – AMBAC Insured	4/14 at 100.00	Aa3	1,115,130

	University of North Carolina System, Pooled Revenue Refunding Bonds, Series 2002A:
135	5.375%, 4/01/16 – AMBAC Insured	No Opt. Call	A+	139,621
30	5.000%, 4/01/27 – AMBAC Insured	No Opt. Call	A+	30,665

405	University of North Carolina, Asheville, General Revenue Refunding Bonds, Series 2002A, 5.000%, 6/01/15 – AMBAC Insured	6/12 at 100.00	A1	412,347

445	University of North Carolina, Chapel Hill, System Net Revenue Bonds, Series 2001A, 5.000%, 12/01/20	6/12 at 100.00	Aaa	446,015

1,710	University of North Carolina, Chapel Hill, System Net Revenue Bonds, Series 2002B, 5.000%, 12/01/11	No Opt. Call	Aaa	1,710,222

	University of North Carolina, Chapel Hill, Utilities System Revenue Refunding Bonds, Series 1997:
4,000	0.000%, 8/01/15	No Opt. Call	Aaa	3,829,440
4,265	0.000%, 8/01/18	No Opt. Call	Aaa	3,715,711
2,750	0.000%, 8/01/20	No Opt. Call	Aaa	2,193,153

785	University of North Carolina, Charlotte, Certificates of Participation, Student Housing Project, Series 2005, 5.000%, 3/01/21 – AMBAC Insured	3/15 at 100.00	A	837,014

4,000	University of North Carolina, Charlotte, General Revenue Bonds, Series 2007B, 5.000%, 4/01/32 – AGM Insured	4/17 at 100.00	AA–	4,179,520

1,300	University of North Carolina, Greensboro, General Revenue Bonds, Series 2009A, 5.000%, 4/01/34 – AGC Insured	4/19 at 100.00	AA–	1,372,995
32,315	Total Education and Civic Organizations			31,879,125
	Energy – 0.3%

1,500	Virgin Islands Public Finance Authority, Revenue Bonds, Refinery Project – Hovensa LLC, Series 2003, 6.125%, 7/01/22 (Alternative Minimum Tax)	1/14 at 100.00	Ba2	1,378,200
	Health Care – 13.0%

	Albemarle Hospital Authority, North Carolina, Health Care Facilities Revenue Bonds, Series 2007:
3,005	5.250%, 10/01/27	10/17 at 100.00	N/R	2,666,607
2,275	5.250%, 10/01/38	10/17 at 100.00	N/R	1,871,279

Nuveen Investments	29

Portfolio of Investments (Unaudited)

Nuveen North Carolina Municipal Bond Fund (continued)

November 30, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Health Care (continued)

$3,050	Charlotte-Mecklenberg Hospital Authority, North Carolina, Carolinas HealthCare System Revenue Bonds, Series 2008A, 5.000%, 1/15/47	1/18 at 100.00	AA–	$3,072,540

2,900	Charlotte-Mecklenberg Hospital Authority, North Carolina, Health Care Refunding Revenue Bonds, Carolinas HealthCare System, Series 2009A, 5.250%, 1/15/39	1/19 at 100.00	AA–	2,982,215

3,250	Johnston Memorial Hospital Authority, North Carolina, Mortgage Revenue Bonds, Johnston Memorial Hospital Project, Series 2008A, 5.250%, 10/01/36 – AGM Insured	4/18 at 100.00	AA–	3,345,875

2,445	New Hanover County, North Carolina, Hospital Revenue Bonds, New Hanover Regional Medical Center, Series 2006B, 5.125%, 10/01/31 – AGM Insured	10/19 at 100.00	AA–	2,543,998

3,750	North Carolina Medical Care Commission Health Care Facilities Revenue Bonds Novant Health Inc., Series 2010A, 5.250%, 11/01/40	11/20 at 100.00	A+	3,801,825

5,660	North Carolina Medical Care Commission, FHA–Insured Mortgage Revenue Bonds, Morehead Memorial Hospital Project, Series 2005, 5.000%, 11/01/30 – AGM Insured	5/15 at 100.00	AA–	5,762,050

2,770	North Carolina Medical Care Commission, Health Care Facilities Refunding Revenue Bonds, Blue Ridge HealthCare, Series 2010A, 5.000%, 1/01/36	1/20 at 100.00	A	2,619,755

	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Scotland Memorial Hospital, Series 1999:
570	5.500%, 10/01/19 – RAAI Insured	4/12 at 100.00	BBB	570,741
1,385	5.500%, 10/01/29 – RAAI Insured	4/12 at 100.00	BBB	1,385,097

1,055	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Union Regional Medical Center, Series 2002A, 5.250%, 1/01/14	1/12 at 100.00	A+	1,057,732

690	North Carolina Medical Care Commission, Healthcare Revenue Bonds, Carolina Medicorp, Series 1996, 5.250%, 5/01/21	5/12 at 100.00	A+	691,166

	North Carolina Medical Care Commission, Healthcare Revenue Refunding Bonds, Novant Health Inc., Series 2006:
125	5.000%, 11/01/34	No Opt. Call	A+	123,900
1,650	5.000%, 11/01/39	11/16 at 100.00	A+	1,621,884

3,500	North Carolina Medical Care Commission, Hospital Revenue Bonds, Southeastern Regional Medical Center, Series 1999, 6.250%, 6/01/29	6/12 at 100.00	A	3,502,870

3,580	North Carolina Medical Care Commission, Hospital Revenue Bonds, Wilson Medical Center, Series 2007, 5.000%, 11/01/20	11/17 at 100.00	A–	3,796,339

500	North Carolina Medical Care Commission, Revenue Bonds, Blue Ridge Healthcare System, Series 2005, 5.000%, 1/01/33 – FGIC Insured	1/15 at 100.00	A	482,605

7,040	North Carolina Medical Care Commission, Revenue Bonds, Hugh Chatham Memorial Hospital, Series 2007, 5.000%, 8/01/35 – NPFG Insured	2/17 at 100.00	Baa1	7,025,005

750	Northern Hospital District of Surry County, North Carolina, Health Care Facilities Revenue Bonds, Series 2008, 6.250%, 10/01/38	4/18 at 100.00	BBB	756,743

	Onslow County Hospital Authority, North Carolina, FHA Insured Mortgage Revenue Bonds, Onslow Memorial Hospital Project, Series 2006:
1,295	5.000%, 4/01/31 – NPFG Insured	10/16 at 100.00	Baa1	1,310,708
2,055	5.000%, 10/01/34 – NPFG Insured	10/16 at 100.00	Baa1	2,063,179
53,300	Total Health Care			53,054,113
	Housing/Single Family – 2.5%

795	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement, Series 10A, 5.400%, 7/01/32 – AMBAC Insured (Alternative Minimum Tax)	1/12 at 100.00	AA	795,262

610	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement, Series 3A, 5.200%, 7/01/26 (Alternative Minimum Tax)	1/12 at 100.00	AA	610,220

1,615	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement, Series 4A, 5.300%, 7/01/26 (Alternative Minimum Tax)	1/12 at 100.00	AA	1,660,478

30	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Housing/Single Family (continued)

$2,020	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, Series 2007-29A, 4.800%, 7/01/33 (Alternative Minimum Tax)	1/17 at 100.00	AA	$2,002,487

2,800	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, Series 2011-1, 4.500%, 1/01/28	1/21 at 100.00	AA	2,831,136

1,395	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, Series 25-A, 4.900%, 7/01/37 (Alternative Minimum Tax)	7/16 at 100.00	AA	1,385,877

410	North Carolina Housing Finance Agency, Single Family Revenue Bonds, Series 1995DD, 6.200%, 9/01/27 (Alternative Minimum Tax)	3/12 at 100.00	AA	413,436

455	North Carolina Housing Finance Agency, Single Family Revenue Bonds, Series 1998VV, 5.250%, 3/01/17 (Alternative Minimum Tax)	3/12 at 100.00	AA	464,928
10,100	Total Housing/Single Family			10,163,824
	Long-Term Care – 1.3%

1,000	North Carolina Medical Care Commission, First Mortgage Revenue Bonds, The Forest at Duke, Inc., Series 2007, 5.125%, 9/01/27	9/17 at 100.00	N/R	980,860

	North Carolina Medical Care Commission, Revenue Bonds, First Mortgage Galloway Ridge Project, Series 2010A:
1,615	5.875%, 1/01/31	1/20 at 100.00	N/R	1,562,771
1,520	6.000%, 1/01/39	1/20 at 100.00	N/R	1,444,942

1,000	North Carolina Medical Care Commission, Revenue Bonds, Givens Estates, Series 2007, 5.000%, 7/01/33	7/17 at 102.00	N/R	949,940

600	North Carolina Medical Care Commission, Revenue Bonds, Pines at Davidson, Series 2006A, 5.000%, 1/01/36	1/16 at 100.00	N/R	560,568
5,735	Total Long-Term Care			5,499,081
	Tax Obligation/General – 4.3%

2,340	Charlotte, North Carolina, General Obligation Bonds, Series 2002A, 5.000%, 7/01/24	7/12 at 100.00	AAA	2,382,260

1,500	Forsyth County, North Carolina, General Obligation Bonds, Limited Obligation Series 2009, 5.000%, 4/01/30	4/20 at 100.00	AA+	1,626,945

	North Carolina State, General Obligation Bonds, Series 2004A:
2,000	5.000%, 3/01/16	3/14 at 100.00	AAA	2,186,680
2,000	5.000%, 3/01/22	3/14 at 100.00	AAA	2,159,300

105	North Carolina State, General Obligation Bonds, Series 2005A, 5.000%, 3/01/19	3/15 at 100.00	AAA	117,536

	Ramseur, North Carolina, General Obligation Water Refunding Bonds, Series 1997:
120	5.750%, 6/01/18	6/12 at 102.00	N/R	122,725
125	5.750%, 6/01/19	6/12 at 102.00	N/R	127,815
125	5.750%, 6/01/20	6/12 at 102.00	N/R	127,793
130	5.750%, 6/01/21	6/12 at 102.00	N/R	132,886
105	5.750%, 6/01/22	6/12 at 102.00	N/R	107,317

	Wake County, North Carolina, Limited Obligation Bonds, Series 2010:
6,000	5.000%, 1/01/33	1/20 at 100.00	AA+	6,404,400
2,115	5.000%, 1/01/37	1/20 at 100.00	AA+	2,238,093
16,665	Total Tax Obligation/General			17,733,750
	Tax Obligation/Limited – 23.8%

1,000	Buncombe County, North Carolina, Certificates of Participation, Series 2005, 5.000%, 4/01/22 – AMBAC Insured	4/15 at 100.00	AA	1,068,350

	Buncombe County, North Carolina, Project Development Financing Revenue Bonds, Woodfin Downtown Corridor Development, Series 2008:
1,665	6.750%, 8/01/24	8/18 at 100.00	N/R	1,499,666
4,000	7.250%, 8/01/34	8/18 at 100.00	N/R	3,459,200

1,470	Burke County, North Carolina, Certificates of Participation, Series 2006A, 5.000%, 4/01/22 – AMBAC Insured	4/16 at 100.00	A1	1,577,192

3,870	Catawba County, North Carolina, Certificates of Participation, Series 2005, 5.000%, 6/01/25 – NPFG Insured	6/15 at 100.00	Aa2	4,035,791

Nuveen Investments	31

Portfolio of Investments (Unaudited)

Nuveen North Carolina Municipal Bond Fund (continued)

November 30, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

$1,400	Charlotte, North Carolina, Certificates of Participation, Governmental Facilities Projects, Series 2003G, 5.375%, 6/01/26	6/13 at 100.00	AA+	$1,440,894

2,500	Charlotte, North Carolina, Certificates of Participation, Transit Projects, Series 2003A, 5.000%, 6/01/33	6/13 at 100.00	AA+	2,533,750

1,750	Charlotte, North Carolina, Storm Water Fee Revenue Bonds, Series 2002, 5.000%, 6/01/25	6/12 at 101.00	AAA	1,802,395

1,260	Charlotte, North Carolina, Storm Water Fee Revenue Bonds, Series 2004, 5.000%, 6/01/34	6/14 at 100.00	AAA	1,295,318

1,135	Craven County, North Carolina, Certificates of Participation, Series 2007, 5.000%, 6/01/23 – NPFG Insured	6/17 at 100.00	AA–	1,238,047

2,255	Dare County, North Carolina, Certificates of Participation, Series 2002, 5.250%, 6/01/16 – AMBAC Insured	12/12 at 100.00	AA–	2,358,707

	Fayetteville Finance Corporation, North Carolina, Installment Payment Revenue Bonds, Municipal Building Project, Series 2005:
1,990	5.250%, 2/01/17 – NPFG Insured	2/15 at 100.00	AA	2,201,438
910	5.250%, 2/01/19 – NPFG Insured	2/15 at 100.00	AA	993,584

1,045	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.125%, 1/01/42 (WI/DD, Settling 12/01/11)	1/22 at 100.00	A	1,063,079

	Harnett County, North Carolina, Certificates of Participation, Series 2007A:
2,770	5.000%, 12/01/23 – AGM Insured	12/17 at 100.00	AA–	3,031,017
1,520	5.000%, 12/01/24 – AGM Insured	12/17 at 100.00	AA–	1,647,619

2,000	Hartnett County, North Carolina, Certificates of Participation, Series 2002, 5.125%, 12/01/23 – AGM Insured	12/12 at 101.00	AA–	2,089,860

1,225	Iredell County, North Carolina, Certificates of Participation, Iredell County School Project, Series 2006, 5.000%, 6/01/25 – AMBAC Insured	6/16 at 100.00	AA–	1,297,165

1,820	Iredell County, North Carolina, Certificates of Participation, Public Facilities Project, Series 2003, 5.250%, 10/01/18 – AMBAC Insured	10/13 at 100.00	Aa3	1,939,174

	Lee County, North Carolina, Certificates of Participation, Public Schools and Community College, Series 2004:
1,715	5.250%, 4/01/19 – AGM Insured	4/14 at 100.00	AA–	1,832,117
1,715	5.250%, 4/01/21 – AGM Insured	4/14 at 100.00	AA–	1,812,909
715	5.250%, 4/01/22 – AGM Insured	4/14 at 100.00	AA–	752,044

1,265	Montgomery County, North Carolina, Certificates of Participation, Series 2007B, 5.000%, 2/01/30 – AMBAC Insured	2/17 at 100.00	A–	1,291,755

	North Carolina Infrastructure Finance Corporation, Certificates of Participation, State Repair, Series 2007B:
3,750	5.000%, 6/01/22 – AMBAC Insured	6/17 at 100.00	AA+	4,208,288
3,750	5.000%, 6/01/23 – AMBAC Insured	6/17 at 100.00	AA+	4,169,250

	North Carolina Turnpike Authority, Monroe Connector System State Appropriation Bonds, Series 2011:
9,375	5.000%, 7/01/36	No Opt. Call	AA	10,026,469
500	5.000%, 7/01/41	7/21 at 100.00	AA	532,705

	Orange County, North Carolina, Certificates of Participation, Public Improvement Project, Series 2006A:
1,080	5.000%, 4/01/20 – AMBAC Insured	4/16 at 100.00	AA	1,190,408
1,105	5.000%, 4/01/21 – AMBAC Insured	4/16 at 100.00	AA	1,207,820

	Pitt County, North Carolina, Certificate of Participation, Series 2007:
1,265	5.000%, 4/01/25 – NPFG Insured	4/18 at 100.00	AA–	1,358,180
1,175	5.000%, 4/01/26 – NPFG Insured	4/18 at 100.00	AA–	1,254,019
1,395	5.000%, 4/01/27 – NPFG Insured	4/18 at 100.00	AA–	1,479,942
1,240	5.000%, 4/01/28 – NPFG Insured	4/18 at 100.00	AA–	1,309,093

	Pitt County, North Carolina, Certificates of Participation, School Facilities Project, Series 2004B:
1,415	5.000%, 4/01/20 – AMBAC Insured	4/14 at 100.00	AA–	1,484,052
1,415	5.000%, 4/01/21 – AMBAC Insured	4/14 at 100.00	AA–	1,476,963
1,415	5.000%, 4/01/22 – AMBAC Insured	4/14 at 100.00	AA–	1,470,694

32	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

$15,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 0.000%, 8/01/44 – NPFG Insured	No Opt. Call	Aa2	$1,910,550

4,190	Raleigh, North Carolina, Certificates of Participation, Series 2007, 5.000%, 2/01/27	2/17 at 100.00	AA+	4,455,101

280	Rutherford County, North Carolina, Certificates of Participation, Series 2002, 5.000%, 9/01/21 – AMBAC Insured	9/12 at 101.00	A1	286,675

2,950	Sampson Area Development Corporation, Sampson County, North Carolina, Installment Payment Revenue Bonds, Series 2010, 5.250%, 6/01/24 – AGM Insured	No Opt. Call	AA–	3,411,115

1,000	Sampson County, North Carolina, Certificates of Participation, Series 2006, 5.000%, 6/01/34 – AGM Insured	6/17 at 100.00	AA–	1,024,870

2,635	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien Series 2010A, 5.000%, 10/01/29	10/20 at 100.00	BBB	2,620,982

1,000	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Series 2009B, 5.000%, 10/01/25	10/19 at 100.00	BBB	1,017,770

1,250	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Subordinate Lien Series 2009A, 6.000%, 10/01/39	10/19 at 100.00	Baa3	1,279,263

100	Virgin Islands Public Finance Authority, Revenue Bonds, Senior Lien Matching Fund Loan Notes,Series 2009A–1, 5.000%, 10/01/39	10/19 at 100.00	BBB	92,441

1,000	Wilmington, North Carolina, Certificates of Participation, Series 2004, 5.250%, 9/01/24 – AMBAC Insured	9/14 at 100.00	Aa2	1,046,510

1,975	Wilmington, North Carolina, Certificates of Participation, Series 2008A, 5.000%, 6/01/33	6/18 at 100.00	AA	2,064,665

1,000	Wilmington, North Carolina, Storm Water Fee Revenue Bonds, Series 2007, 5.000%, 6/01/33 – AMBAC Insured	6/17 at 100.00	AA	1,033,240

1,700	Wilson County, North Carolina, Certificates of Participation, School Facilities Project, Series 2007, 5.000%, 4/01/25 – AMBAC Insured	4/17 at 100.00	Aa3	1,792,140

1,635	Wilson, North Carolina, Certificates of Participation, Public Facilities, Series 2007A, 5.000%, 5/01/25 – AGC Insured	5/17 at 100.00	AA–	1,736,157
105,590	Total Tax Obligation/Limited			97,200,433
	Transportation – 12.9%

6,000	Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas International Refunding Series 2010A, 5.500%, 7/01/34	7/20 at 100.00	Aa3	6,425,340

10,280	Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas International Refunding Series 2010B, 5.375%, 7/01/28 (Alternative Minimum Tax)	7/20 at 100.00	Aa3	10,680,509

900	Charlotte, North Carolina, Airport Revenue Bonds, Series 2004A, 5.250%, 7/01/24 – NPFG Insured	7/14 at 100.00	Aa3	938,142

5,000	Charlotte, North Carolina, Airport Revenue Bonds, Series 2007A, 5.000%, 7/01/36 – AMBAC Insured	7/17 at 100.00	Aa3	5,108,450

3,300	North Carolina State Ports Authority, Port Facilities Revenue Bonds, Senior Lien Series 2010A, 5.250%, 2/01/40	2/20 at 100.00	A3	3,415,830

	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Series 2009A:
245	5.250%, 1/01/23 – AGC Insured	1/19 at 100.00	AA–	274,878
115	5.125%, 1/01/24 – AGC Insured	No Opt. Call	AA–	126,824
700	5.500%, 1/01/29 – AGC Insured	1/19 at 100.00	AA–	755,468
8,650	5.750%, 1/01/39 – AGC Insured	1/19 at 100.00	AA–	9,275,049

	North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Revenue Bonds, Series 2009B:
20,640	0.000%, 1/01/36 – AGC Insured	No Opt. Call	AA–	5,450,818
19,700	0.000%, 1/01/37 – AGC Insured	No Opt. Call	AA–	4,910,816
14,435	0.000%, 1/01/38 – AGC Insured	No Opt. Call	AA–	3,395,834

Nuveen Investments	33

Portfolio of Investments (Unaudited)

Nuveen North Carolina Municipal Bond Fund (continued)

November 30, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Transportation (continued)

$710	Piedmont Triad Airport Authority, North Carolina, Airport Revenue Bonds, Series 1999B, 6.000%, 7/01/21 – AGM Insured (Alternative Minimum Tax)	1/12 at 100.00	AA–		$711,328

1,375	Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds, Refunding Series 2010A, 5.000%, 5/01/36	No Opt. Call	Aa3		1,451,794
92,050	Total Transportation				52,921,080
	U.S. Guaranteed – 9.4% (4)

	Cabarrus County, North Carolina, Certificates of Participation, Series 2002:
1,330	5.250%, 2/01/19 (Pre-refunded 2/01/13)	2/13 at 100.00	AA	(4)	1,406,555
3,990	5.000%, 2/01/22 (Pre-refunded 2/01/13)	2/13 at 100.00	AA	(4)	4,208,014

450	Charlotte-Mecklenburg Hospital Authority, North Carolina, Healthcare System Revenue Bonds, DBA Carolinas Healthcare System, Series 2005A, 5.000%, 1/15/45 (Pre-refunded 1/15/15)	1/15 at 100.00	AA+	(4)	509,648

1,875	Cumberland County, North Carolina, General Obligation School Bonds, Series 2002, 5.000%, 2/01/21 (Pre-refunded 2/01/12)	2/12 at 101.00	AA+	(4)	1,909,069

1,090	Johnston County, North Carolina, General Obligation Bonds, Series 2005, 5.250%, 2/01/17 (Pre-refunded 2/01/15) – FGIC Insured	2/15 at 100.00	AA+	(4)	1,244,584

2,315	Johnston County, North Carolina, General Obligation Bonds, Series 2007, 5.000%, 2/01/24 (Pre-refunded 2/01/17) – FGIC Insured	2/17 at 100.00	AA+	(4)	2,763,346

995	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series 1991A, 6.500%, 1/01/18 (ETM)	No Opt. Call	Aaa		1,285,669

4,400	North Carolina Infrastructure Finance Corporation, Certificates of Participation, Capital Improvements, Series 2005A, 5.000%, 2/01/19 (Pre-refunded 2/01/15)	2/15 at 100.00	AA+	(4)	4,965,928

	North Carolina Infrastructure Finance Corporation, Certificates of Participation, Correctional Facilities, Series 2004A:
2,250	5.000%, 2/01/21 (Pre-refunded 2/01/14)	2/14 at 100.00	AA+	(4)	2,462,940
1,000	5.000%, 2/01/22 (Pre-refunded 2/01/14)	2/14 at 100.00	AA+	(4)	1,094,640

3,000	North Carolina Infrastructure Finance Corporation, Lease Purchase Revenue Bonds, North Carolina Facilities Project, Series 2004, 5.000%, 11/01/21 (Pre-refunded 11/01/14)	11/14 at 100.00	AA+	(4)	3,369,810

1,250	North Carolina Medical Care Commission, Revenue Bonds, Northeast Medical Center, Series 2004, 5.000%, 11/01/24 (Pre-refunded 11/01/14)	11/14 at 100.00	Aa3	(4)	1,402,150

1,655	North Carolina State, General Obligation Bonds, Series 2005A, 5.000%, 3/01/19 (Pre-refunded 3/01/15)	3/15 at 100.00	N/R	(4)	1,881,503

2,500	North Carolina, Certificates of Participation, Repair and Renovation Project, Series 2004B, 5.000%, 6/01/20 (Pre-refunded 6/01/14)	6/14 at 100.00	AA+	(4)	2,768,350

1,290	North Carolina, Certificates of Participation, Series 2003, 5.250%, 6/01/22 (Pre-refunded 6/01/13)	6/13 at 100.00	AA+	(4)	1,381,642

1,000	Orange Water and Sewerage Authority, North Carolina, Water and Sewerage System Revenue Bonds, Series 2004A, 5.250%, 7/01/20 (Pre-refunded 7/01/14)	7/14 at 100.00	AA+	(4)	1,119,560

720	Rutherford County, North Carolina, Certificates of Participation, Series 2002, 5.000%, 9/01/21 (Pre-refunded 9/01/12) – AMBAC Insured	9/12 at 101.00	A1	(4)	752,731

780	University of North Carolina System, Pooled Revenue Bonds, Series 2002B, 5.375%, 4/01/20 (Pre-refunded 10/01/12) – AMBAC Insured	10/12 at 100.00	N/R	(4)	811,512

	University of North Carolina System, Pooled Revenue Refunding Bonds, Series 2002A:
110	5.375%, 4/01/16 (Pre-refunded 10/01/12) – AMBAC Insured	10/12 at 100.00	N/R	(4)	114,444
480	5.375%, 4/01/16 (Pre-refunded 10/01/12) – AMBAC Insured	10/12 at 100.00	N/R	(4)	500,597
430	5.375%, 4/01/16 (Pre-refunded 10/01/12) – AMBAC Insured	10/12 at 100.00	N/R	(4)	448,374
490	5.375%, 4/01/20 (Pre-refunded 10/01/12) – AMBAC Insured	10/12 at 100.00	N/R	(4)	511,026
530	5.375%, 4/01/20 (Pre-refunded 10/01/12) – AMBAC Insured	10/12 at 100.00	N/R	(4)	552,647
140	5.375%, 4/01/20 (Pre-refunded 10/01/12) – AMBAC Insured	10/12 at 100.00	A+	(4)	145,995
20	5.000%, 4/01/27 (Pre-refunded 10/01/12) – AMBAC Insured	10/12 at 100.00	N/R	(4)	20,787
40	5.000%, 4/01/27 (Pre-refunded 10/01/12) – AMBAC Insured	10/12 at 100.00	N/R	(4)	41,584

34	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	U.S. Guaranteed (4) (continued)

$620	University of North Carolina, Asheville, General Revenue Refunding Bonds, Series 2002A, 5.000%, 6/01/15 (Pre-refunded 6/01/12) – AMBAC Insured	6/12 at 100.00	A1	(4)	$634,806
34,750	Total U.S. Guaranteed				38,307,911
	Utilities – 7.1%

1,000	Fayetteville Public Works Commission, North Carolina, Revenue Bonds, Series 2009B, 5.000%, 3/01/35	3/19 at 100.00	AA–		1,053,660

3,875	Monroe, North Carolina, Combined Enterprise System Revenue Bonds, Series 2008A, 5.000%, 3/01/33 – AGC Insured	3/18 at 100.00	AA–		4,018,840

2,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2003C, 5.375%, 1/01/17	1/13 at 100.00	A–		2,086,820

5,600	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2009B, 5.000%, 1/01/26	1/19 at 100.00	A–		5,969,096

	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series 1993B:
590	5.500%, 1/01/17 – FGIC Insured	1/12 at 100.00	Baa1		591,617
5,320	6.000%, 1/01/18 – AMBAC Insured	No Opt. Call	Baa1		6,353,463
270	5.500%, 1/01/21	1/12 at 100.00	A–		270,518
5	5.500%, 1/01/21 – AGM Insured	No Opt. Call	AA–		5,013
380	6.000%, 1/01/22	No Opt. Call	A–		461,396
500	6.000%, 1/01/22 – RAAI Insured	No Opt. Call	Baa1		607,100
75	6.000%, 1/01/26	No Opt. Call	A–		91,805

340	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series 2008A, 5.000%, 1/01/23	1/18 at 100.00	A–		367,632

1,400	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Refunding Series 2009A, 5.000%, 1/01/30	1/19 at 100.00	A		1,463,182

20	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2003A, 5.250%, 1/01/19 – NPFG Insured	1/13 at 100.00	A		20,970

2,000	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2008C, 5.250%, 1/01/20	1/18 at 100.00	A		2,304,420

	Shelby, North Carolina, Combined Enterprise System Revenue Bonds, Series 2004:
1,035	5.000%, 5/01/20 – SYNCORA GTY Insured	5/14 at 100.00	A		1,084,639
610	5.000%, 5/01/24 – SYNCORA GTY Insured	5/14 at 100.00	A		629,770

1,500	Wake County Industrial Facilities and Pollution Control Financing Authority, North Carolina, Revenue Refunding Bonds, Carolina Power and Light Company, Series 2002, 5.375%, 2/01/17	2/12 at 101.00	A1		1,526,295
26,520	Total Utilities				28,906,236
	Water and Sewer – 19.6%

1,000	Asheville, North Carolina, Water System Revenue Bonds, Series 2007, 5.000%, 8/01/32 – NPFG Insured	8/17 at 100.00	AA		1,036,610

1,280	Brunswick County, North Carolina, Enterprise System Revenue Bonds, Series 2004A, 5.250%, 4/01/23 – AGM Insured	4/14 at 100.00	AA		1,383,770

7,900	Brunswick County, North Carolina, Enterprise System Revenue Bonds, Series 2008A, 5.000%, 4/01/31 – AGM Insured	4/18 at 100.00	AA		8,259,134

4,640	Cape Fear Public Utility Authority, North Carolina, Water & Sewer System Revenue Bonds, Series 2008, 5.000%, 8/01/35	8/18 at 100.00	AA		4,885,410

2,000	Charlotte, North Carolina, Water and Sewer System Revenue Bonds, Series 2009B, 5.000%, 7/01/38	7/20 at 100.00	AAA		2,176,660

2,825	Charlotte, North Carolina, Water and Sewerage System Revenue Bonds, Series 2005A, 5.000%, 12/01/21	12/14 at 102.00	AAA		3,175,611

1,075	Charlotte, North Carolina, Water and Sewerage System Revenue Bonds, Series 2008, 5.000%, 7/01/38	7/18 at 100.00	AAA		1,155,668

250	Dare County, North Carolina, Utilities System Revenue Bonds, Series 2011, 5.000%, 2/01/41	2/21 at 100.00	AA		264,783

Nuveen Investments	35

Portfolio of Investments (Unaudited)

Nuveen North Carolina Municipal Bond Fund (continued)

November 30, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Water and Sewer (continued)

$6,400	Durham, North Carolina, Utility System Revenue Bonds, Refunding Series 2011, 5.000%, 6/01/41	6/21 at 100.00	AAA	$6,925,504

	Greensboro, North Carolina, Combined Enterprise System Revenue Bonds, Series 2005A:
1,690	5.000%, 6/01/25	6/15 at 100.00	AAA	1,802,926
610	5.000%, 6/01/26	6/15 at 100.00	AAA	647,460

5,615	Harnett County, North Carolina, Enterprise System Revenue Bonds, Series 2007A, 5.000%, 5/01/27 – AGM Insured	5/17 at 100.00	AA–	5,971,721

2,080	High Point, North Carolina, Combined Enterprise System Revenue Bonds, Series 2008, 5.000%, 11/01/33 – AGM Insured	11/18 at 100.00	AA+	2,170,709

4,000	Oak Island, North Carolina, Enterprise System Revenue Bonds, Series 2008A, 5.000%, 6/01/33 – NPFG Insured	6/18 at 100.00	A2	4,052,040

	Oak Island, North Carolina, Enterprise System Revenue Bonds, Series 2009A:
3,500	6.000%, 6/01/34 – AGC Insured	6/19 at 100.00	AA–	3,832,324
1,500	6.000%, 6/01/36 – AGC Insured	6/19 at 100.00	AA–	1,640,429

	Onslow County, North Carolina, Combined Enterprise System Revenue Bonds, Series 2004B:
515	5.000%, 6/01/23 – SYNCORA GTY Insured	6/14 at 100.00	A+	553,645
1,030	5.000%, 6/01/24 – SYNCORA GTY Insured	6/14 at 100.00	A+	1,106,003

2,335	Raleigh, North Carolina, Combined Enterprise System Revenue Bonds, Series 2005, 5.000%, 3/01/21	3/15 at 100.00	AAA	2,588,510

	Raleigh, North Carolina, Combined Enterprise System Revenue Bonds, Series 2006A:
11,995	5.000%, 3/01/31 (UB)	3/16 at 100.00	AAA	12,805,141
6,995	5.000%, 3/01/36 (UB)	3/16 at 100.00	AAA	7,386,929
30	4.500%, 3/01/36	3/16 at 100.00	AAA	30,596

1,330	Union County, North Carolina, Enterprise System Revenue Bonds, Series 2003A, 5.000%, 6/01/29 – AGM Insured	6/13 at 100.00	Aa2	1,348,526

5,000	Wilmington, North Carolina, Water and Sewer Revenue Bonds, Series 2005, 5.000%, 6/01/34 – AGM Insured	6/15 at 100.00	AA	5,106,999
75,595	Total Water and Sewer			80,307,108
$457,545	Total Investments (cost $402,329,166) – 102.7%			420,297,098
	Floating Rate Obligations – (3.1)%			(12,655,000)
	Other Assets Less Liabilities – 0.4% (5)			1,699,832
	Net Assets – 100%			$409,341,930

Investments in Derivatives at November 30, 2011

Forward Swaps outstanding:

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (6)	Termination Date	Unrealized Appreciation (Depreciation)
Barclays	$9,000,000	Receive	3-Month USD-LIBOR	2.690%	Semi-Annually	12/21/12	12/21/41	$267,511

36	Nuveen Investments

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(5)	Other Assets Less Liabilities includes the value and/or the Net Unrealized Appreciation (Depreciation) of derivative instruments as listed within Investments in Derivatives at November 30, 2011.

(6)	Effective date represents the date on which both the Fund and Counterparty commence interest payment accruals on each forward swap contract.

N/R	Not rated.

WI/DD	Purchased on a when-issued or delayed delivery basis.

(ETM)	Escrowed to maturity.

(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Inverse Floating Rate Securities for more information.

USD-LIBOR	United States Dollar-London Inter-Bank Offered Rate.

See accompanying notes to financial statements.

Nuveen Investments	37

Portfolio of Investments (Unaudited)

Nuveen Tennessee Municipal Bond Fund

November 30, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Consumer Staples – 0.1%

$290	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2002, 5.500%, 5/15/39	5/12 at 100.00	BBB	$240,746
	Education and Civic Organizations – 7.5%

3,500	Claiborne County Industrial Development Board, Tennessee, Revenue Refunding Bonds, Lincoln Memorial University Project, Series 2010, 6.125%, 10/01/40	10/20 at 100.00	N/R	3,603,040

	Claiborne County, Tennessee, Industrial Development Board, Revenue Refunding Bonds, Lincoln Memorial University Project, Series 2009:
900	6.125%, 10/01/29	No Opt. Call	N/R	942,624
1,090	6.375%, 10/01/34	10/19 at 100.00	N/R	1,153,155
1,740	6.625%, 10/01/39	10/19 at 100.00	N/R	1,842,103

11,000	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt University, Series 2009A, 5.000%, 10/01/39 (UB) (7)	10/19 at 100.00	AA	11,668,580

3,475	Shelby County Health, Educational and Housing Facility Board, Tennessee, Educational Facilities Revenue Bonds, Rhodes College, Series 2011, 5.500%, 8/01/40	8/21 at 100.00	A+	3,754,703

1,500	Tennessee State School Bond Authority, Higher Educational Facilities Second Program Bonds, Series 2005A, 5.000%, 5/01/25 – NPFG Insured	5/15 at 100.00	Aa1	1,620,150

545	Tennessee State School Bond Authority, Higher Educational Facilities Second Program Bonds, Series 2009A, 5.000%, 5/01/39	5/19 at 100.00	Aa1	579,133

5,000	Tennessee State School Bond Authority, Higher Educational Facilities Second Program Bonds, Series 2010A, 5.000%, 5/01/30	No Opt. Call	Aa1	5,399,400
28,750	Total Education and Civic Organizations			30,562,888
	Energy – 0.8%

3,000	Virgin Islands Public Finance Authority, Revenue Bonds, Refinery Project Hovensa LLC, Series 2007, 4.700%, 7/01/22 (Alternative Minimum Tax)	1/15 at 100.00	Ba2	2,424,810

1,000	Virgin Islands Public Finance Authority, Senior Secured Lien Revenue Bonds, Refinery Project - Hovensa LLC, Series 2004, 5.875%, 7/01/22	7/14 at 100.00	Ba2	900,530
4,000	Total Energy			3,325,340
	Health Care – 15.3%

3,060	Blount County, Tennessee, Hospital Revenue Improvement Bonds, Blount Memorial Hospital, Series 1998B, 5.125%, 7/01/19	1/12 at 100.00	A3	3,062,173

900	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds, Catholic Health Initiatives, Series 2008D, 6.250%, 10/01/33	10/18 at 100.00	AA	998,154

	Chattanooga-Hamilton County Hospital Authority, Tennessee, Hospital Revenue Bonds, Erlanger Health System, Refunding Series 2004:
2,000	5.000%, 10/01/18 – AGM Insured	No Opt. Call	AA–	2,292,720
1,000	5.000%, 10/01/22 – AGM Insured	10/19 at 100.00	AA–	1,091,740

1,000	Franklin County Industrial Building Authority, Georgia, Revenue Bonds, Ty Cobb Regional Medical Center Project, Series 2010, 8.000%, 12/01/40	12/20 at 100.00	N/R	1,025,080

3,000	Jackson, Tennessee, Hospital Revenue Refunding Bonds, Jackson-Madison County General Hospital Project, Series 2008, 5.750%, 4/01/41	4/18 at 100.00	A+	3,129,780

	Johnson City Health and Educational Facilities Board, Tennessee, Hospital Revenue Bonds, Mountain States Health Alliance, Refunding Series 2010A:
905	5.375%, 7/01/25	7/20 at 100.00	BBB+	929,046
200	5.625%, 7/01/30	7/20 at 100.00	BBB+	203,944
1,250	6.000%, 7/01/38	7/20 at 100.00	BBB+	1,289,225

	Johnson City Health and Educational Facilities Board, Tennessee, Revenue Bonds, Mountain States Health Alliance, Series 2006A:
100	5.500%, 7/01/31	7/16 at 100.00	BBB+	100,982
5,000	5.500%, 7/01/36	7/16 at 100.00	BBB+	4,923,550

38	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Health Care (continued)

	Knox County Health Educational and Housing Facilities Board, Tennessee, Revenue Bonds, University Health System, Inc., Series 2007:
$2,015	5.250%, 4/01/27	4/17 at 100.00	BBB+	$1,956,001
4,000	5.250%, 4/01/36	4/17 at 100.00	BBB+	3,702,440

1,000	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue Bonds, Fort Sanders Alliance Obligated Group, Series 1993A, 6.250%, 1/01/13 – NPFG Insured	No Opt. Call	Baa1	1,046,940

	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue Refunding Bonds, Covenant Health, Series 2006:
2,000	0.000%, 1/01/35	1/17 at 41.04	A–	495,860
3,980	0.000%, 1/01/36	1/17 at 38.98	A–	924,833
1,955	0.000%, 1/01/38	1/17 at 35.16	A–	399,074
5,000	0.000%, 1/01/39	1/17 at 33.38	A–	958,350
15,145	0.000%, 1/01/42	1/17 at 28.53	A–	2,408,206

10,000	Rutherford County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Ascension Health Group, Series 2010C, 5.000%, 11/15/40	11/19 at 100.00	AA+	10,375,200

2,500	Shelby County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, Methodist Healthcare, Series 2004, 5.250%, 9/01/27 – AGM Insured	3/18 at 100.00	AA–	2,643,575

7,500	Shelby County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, St Jude’s Childrens Hospital, Series 2006, 5.000%, 7/01/36	7/16 at 100.00	Aa2	7,661,325

5,000	Sullivan County Health Educational and Housing Facilities Board, Tennessee, Revenue Bonds, Wellmont Health System, Series 2006C, 5.250%, 9/01/36	9/16 at 100.00	BBB+	4,681,000

	Sullivan County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue Bonds, Wellmont Health System, Series 2003:
2,000	5.000%, 9/01/15 – RAAI Insured	9/13 at 100.00	BBB+	2,056,660
3,500	5.000%, 9/01/18 – RAAI Insured	9/13 at 100.00	BBB+	3,541,300

5,000	Sumner County Health, Educational, and Housing Facilities Board, Tennessee, Revenue Refunding Bonds, Sumner Regional Health System Inc., Series 2007, 5.500%, 11/01/27 (4), (5)	11/17 at 100.00	N/R	370,200
89,010	Total Health Care			62,267,358
	Housing/Multifamily – 7.3%

4,000	Chattanooga Health, Educational, and Housing Facility Board, Tennessee, Revenue Refunding Bonds, CDFI Phase I, LLC Project, Series 2005A, 5.125%, 10/01/35	10/15 at 100.00	N/R	3,586,840

5,865	Hendersonville Industrial Development Board, Tennessee, Multifamily Housing Revenue Bonds, Hickory Pointe Poject, Series 2010, 4.875%, 12/01/25	No Opt. Call	AA+	6,248,864

1,500	Kingsport Industrial Development Board, Tennessee, Multifamily Housing Revenue Bonds, Model City Aprtments Project, Series 2009, 5.000%, 7/20/29	7/19 at 100.00	N/R	1,547,940

2,960	Knox County Health, Educational and Housing Facilities Board, Tennessee, Multifamily Housing Revenue Bonds, Eastowne Village Project, Refunding Series 2001, 4.000%, 6/01/31 (Mandatory put 6/01/21)	6/20 at 100.00	N/R	3,061,410

1,395	McMinnville-Warren County Industrial Development Board, Tennessee, Multifamily Housing Revenue Bonds, Beersheba Heights Towers, Series 2009, 5.500%, 11/20/39	10/19 at 100.00	N/R	1,463,746

3,975	Memphis Health, Educational and Housing Facilities Board, Tennessee, Multifamily Housing Revenue Bonds, Goodwill Village Apartments, Series 2010A, 6.000%, 12/01/40	12/20 at 100.00	A–	3,868,589

5,600	Metropolitan Governemnt of Nashville & Davidson County Health and Educational Facilities Board, Tennessee, Multifamily Housing Revenue Bonds, Parkwood Villa Apartments Project, Series 2010, 4.600%, 3/01/40 (Mandatory put 3/01/25)	3/20 at 100.00	AA+	5,758,480

Nuveen Investments	39

Portfolio of Investments (Unaudited)

Nuveen Tennessee Municipal Bond Fund (continued)

November 30, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Housing/Multifamily (continued)

	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, FHA-Insured Housing Revenue Bonds, Herman Street Apartments, Series 1992:
$170	7.000%, 6/01/17	6/12 at 100.00	N/R	$173,298
485	7.250%, 6/01/32	6/12 at 100.00	N/R	490,325

	Rutherford County Health and Educational Facilities Board, Tennessee, Multifamily Housing Revenue Bonds, Spring Valley Apartments Project, Series 2010A:
500	5.125%, 10/01/30	No Opt. Call	A–	447,355
3,700	5.850%, 10/01/46	No Opt. Call	A–	3,332,146
30,150	Total Housing/Multifamily			29,978,993
	Housing/Single Family – 3.3%

20	Hamilton County, Tennessee, GNMA Certificates Single Family Mortgage Revenue Bonds, Home Purchase and Rehabilitation Program, Series 1990, 8.000%, 9/01/23 (Alternative Minimum Tax)	3/12 at 100.00	AA+	20,275

3,405	Tennessee Housing Devlopment Agency, Homeownership Program Bonds, Series 2002A, 5.400%, 7/01/32 - AGM Insured (Alternative Minimum Tax)	7/11 at 100.00	AA+	3,406,090

15	Tennessee Housing Development Agency, Homeownership Program Bonds, Series 2003-1A, 5.100%, 1/01/33 (Alternative Minimum Tax)	7/12 at 100.00	AA+	15,015

245	Tennessee Housing Development Agency, Homeownership Program Bonds, Series 2004, 5.000%, 7/01/34 (Alternative Minimum Tax)	7/13 at 100.00	AA+	249,143

1,140	Tennessee Housing Development Agency, Homeownership Program Bonds, Series 2009-1, 5.000%, 7/01/29	7/18 at 100.00	AA+	1,174,759

2,265	Tennessee Housing Development Agency, Homeownership Program Bonds, Series 2010-1C, 4.500%, 7/01/25 (Alternative Minimum Tax)	No Opt. Call	AA+	2,256,937

	Tennessee Housing Development Agency, Homeownership Program Bonds, Series 2011-1A:
3,380	4.350%, 7/01/22 (WI/DD, Settling 12/01/11) (Alternative Minimum Tax)	1/21 at 100.00	AA+	3,386,185
1,035	4.500%, 7/01/23 (WI/DD, Settling 12/01/11) (Alternative Minimum Tax)	1/21 at 100.00	AA+	1,037,650

2,000	Tennessee Housing Development Agency, Housing Finance Program Bonds, Series 2011C, 4.300%, 7/01/30	7/21 at 100.00	Aa2	1,999,940
13,505	Total Housing/Single Family			13,545,994
	Materials – 0.5%

2,000	Bradley County, Tennessee, Industrial Development Board Revenue Bonds, Olin Corporation Project, Series 1993C, 6.625%, 11/01/17	4/12 at 103.00	Ba1	2,062,920
	Tax Obligation/General – 16.1%

4,000	Blount County, Tennessee, General Obligation Bonds, Refunding Series 2011, 5.000%, 6/01/23	6/21 at 100.00	Aa2	4,691,880

	Dickson County, Tennessee, General Obligation Refunding Bonds, Series 2002:
2,250	5.000%, 3/01/17 – FGIC Insured	3/13 at 102.00	A+	2,380,815
1,000	5.000%, 3/01/19 – FGIC Insured	3/13 at 102.00	A+	1,052,350

250	Franklin Special School District, Williamson County, Tennessee, General Obligation Bonds, Series 2009A, 5.000%, 6/01/33	No Opt. Call	Aa1	270,358

	Gibson County School District, Tennessee, Revenue Bonds, Series 2007:
1,000	5.000%, 4/01/25 – AGM Insured	4/17 at 100.00	AA–	1,076,170
1,000	5.000%, 4/01/26 – AGM Insured	4/17 at 100.00	AA–	1,068,120
1,000	5.000%, 4/01/27 – AGM Insured	4/17 at 100.00	AA–	1,062,630
1,000	5.000%, 4/01/31 – AGM Insured	4/17 at 100.00	AA–	1,040,010

1,365	Greene County, Tennessee, General Obligation Bonds, Series 2005B, 5.000%, 6/01/22 – NPFG Insured	6/16 at 100.00	A1	1,469,177

3,700	Knoxville County, Tennessee, General Obligation Bonds, Series 2002, 5.500%, 4/01/15	No Opt. Call	AA+	4,254,112

6,070	Knoxville, Tennessee, General Obligation Bonds, Series 2002A, 5.000%, 5/01/25	5/12 at 100.00	AA+	6,169,487

40	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/General (continued)

$4,000	Memphis, Tennessee, General Obligation Bonds, General Improvement Series 2011 Refunding, 5.000%, 5/01/36	5/21 at 100.00	AA	$4,290,120

600	Montgomery County, Tennessee, General Obligation Bonds, School & Public Improvement Series 2011, 5.000%, 4/01/21	No Opt. Call	AA+	727,530

1,300	Montgomery County, Tennessee, General Obligation Bonds, Series 2004, 5.000%, 5/01/15 – FGIC Insured	5/14 at 102.00	AA+	1,444,092

1,120	Overton County, Tennessee, General Obligation Bonds, Series 2004, 5.000%, 4/01/14 – NPFG Insured	No Opt. Call	Baa1	1,216,107

4,250	Pigeon Forge Industrial Development Board, Tennessee, Revenue Bonds, Public Facility, Series 2011, 5.000%, 6/01/34	6/21 at 100.00	AA	4,464,838

	Putnam County, Tennessee, General Obligation School Refunding Bonds, Series 2001:
1,000	5.250%, 4/01/18 – FGIC Insured	No Opt. Call	Aa2	1,203,570
2,960	5.250%, 4/01/19 – FGIC Insured	No Opt. Call	Aa2	3,597,081
2,645	5.250%, 4/01/20 – FGIC Insured	No Opt. Call	Aa2	3,181,036

1,205	Roane County, Tennessee, General Obligation Rural School Bonds, Series 2004, 5.000%, 5/01/16 – NPFG Insured	5/14 at 100.00	Aa3	1,316,125

3,460	Shelby County, Tennessee, General Obligation Bonds, Series 2005A, 5.000%, 4/01/17 – AMBAC Insured	4/15 at 100.00	AA+	3,863,090

1,645	Smith County, Tennessee, General Obligation Bonds, Series 2005, 5.000%, 4/01/20 – AMBAC Insured	4/15 at 102.00	N/R	1,839,817

1,750	Sullivan County, Tennessee, General Obligation Bonds, Series 2004, 5.000%, 5/01/17 – AMBAC Insured	5/15 at 102.00	Aa2	1,991,658

1,965	Sullivan County, Tennessee, General Obligation Bonds, Series 2005, 5.000%, 4/01/24 – AMBAC Insured	4/15 at 102.00	Aa2	2,136,407

3,050	Sumner County, Tennessee, General Obligation Bonds, Refunding Series 2011, 5.000%, 6/01/23	6/21 at 100.00	AA+	3,630,568

3,000	Tennessee State, General Obligation Bonds, Series 2011A, 5.000%, 10/01/30	10/21 at 100.00	Aaa	3,391,620

1,000	Williamson County, Tennessee, General Obligation Bonds, Rural School, Series 2002, 5.000%, 3/01/17	3/13 at 102.00	Aaa	1,072,720

1,435	Williamson County, Tennessee, General Obligation Bonds, Rural School, Series 2004, 5.000%, 4/01/18	No Opt. Call	Aaa	1,742,305
59,020	Total Tax Obligation/General			65,643,793
	Tax Obligation/Limited – 0.9%

1,790	Coffee County Public Building Authority, Manchester, Tennessee, General Obligation Local Government Improvement Bonds, Series 2003Z-1-A, 5.375%, 6/01/18 – AMBAC Insured	6/13 at 100.00	A+	1,890,813

525	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.125%, 1/01/42 (WI/DD, Settling 12/01/11)	1/22 at 100.00	A	534,083

1,000	Metropolitan Government Nashville & Davidson County Convention Center Authority, Tennessee, Tourism Tax Revenue Bonds, Series 2010-A1, 5.000%, 7/01/22	7/20 at 100.00	A1	1,122,600
3,315	Total Tax Obligation/Limited			3,547,496
	Telecommunication Services – 0.6%

2,700	Fayetteville, Tennessee, Revenue Bonds, Broadband Telecommunications Network, Series 2000, 6.500%, 4/01/20	4/12 at 100.00	N/R	2,525,472
	Transportation – 2.5%

1,230	Guam International Airport Authority, Revenue Bonds, Series 2003B, 5.250%, 10/01/20 – NPFG Insured	10/13 at 100.00	Baa1	1,259,668

	Memphis-Shelby County Airport Authority, Tennessee, Airport Revenue Bonds, Series 2010B:
3,250	5.625%, 7/01/20 (Alternative Minimum Tax)	No Opt. Call	A2	3,725,800
300	5.750%, 7/01/23 (Alternative Minimum Tax)	7/20 at 100.00	A2	333,903
2,265	5.750%, 7/01/24 (Alternative Minimum Tax)	7/20 at 100.00	A2	2,496,053

Nuveen Investments	41

Portfolio of Investments (Unaudited)

Nuveen Tennessee Municipal Bond Fund (continued)

November 30, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Transportation (continued)

$2,500	Metropolitan Nashville Airport Authority, Tennessee, Special Facility Revenue Bonds, Aero Nashville LLC Project, Refunding Series 2010, 5.200%, 7/01/26	7/20 at 100.00	Baa3		$2,348,875
9,545	Total Transportation				10,164,299
	U.S. Guaranteed – 14.4% (6)

1,520	Clarksville, Tennessee, Water, Sewer, and Gas Revenue Refunding and Improvement Bonds, Series 1992, 0.000%, 2/01/16 – NPFG Insured (ETM)	No Opt. Call	BBB	(6)	1,438,209

	Johnson City Health and Educational Facilities Board, Tennessee, Hospital Revenue Refunding and Improvement Bonds, Johnson City Medical Center, Series 1998C:
2,735	5.125%, 7/01/25 – NPFG Insured (ETM)	1/12 at 100.00	BBB	(6)	2,643,952
9,570	5.250%, 7/01/28 – NPFG Insured (ETM)	1/12 at 100.00	BBB	(6)	9,096,668

5,995	Johnson City Health and Educational Facilities Board, Tennessee, Hospital Revenue Refunding and Improvement Bonds, Johnson City Medical Center, Series 1998C, 5.125%, 7/01/25 (Pre-refunded 7/01/23) – NPFG Insured	7/23 at 100.00	Baa1	(6)	6,015,803

3,865	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue Bonds, Baptist Health System of East Tennessee Inc., Series 2002, 6.375%, 4/15/22 (Pre-refunded 4/15/12)	4/12 at 101.00	A1	(6)	3,992,661

5,000	Memphis, Tennessee, Sanitary Sewerage System Revenue Bonds, Series 2002, 5.000%, 10/01/21 (Pre-refunded 10/01/12)	10/12 at 100.00	AA	(6)	5,198,450

4,000	Memphis-Shelby County Sports Authority, Tennessee, Revenue Bonds, Memphis Arena, Series 2002A, 5.125%, 11/01/28 (Pre-refunded 11/01/12) – AMBAC Insured	11/12 at 100.00	AA–	(6)	4,178,760

18,670	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Subordinate Lien Revenue Bonds, Volunteer Healthcare Systems Inc., Series 1988, 0.000%, 6/01/21 (ETM)	No Opt. Call	Aaa		14,476,531

3,450	Metropolitan Government of Nashville-Davidson County, Tennessee, General Obligation Bonds, Series 2004, 5.250%, 6/01/15 (Pre-refunded 6/01/14)	6/14 at 100.00	Aa1	(6)	3,850,856

2,000	Metropolitan Government of Nashville-Davidson County, Tennessee, General Obligation Bonds, Series 2005C, 5.000%, 2/01/19 (Pre-refunded 2/01/15)	2/15 at 100.00	Aa1	(6)	2,267,340

245	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2002E, 6.000%, 8/01/26 – AGC Insured (ETM)	No Opt. Call	AA–	(6)	327,021

40	Shelby County, Tennessee, General Obligation Bonds, Series 2005A, 5.000%, 4/01/17 (Pre-refunded 4/01/15) – AMBAC Insured	4/15 at 100.00	Aa1	(6)	45,569

	Sullivan County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue Bonds, Wellmont Health System, Series 2002:
2,345	6.250%, 9/01/22 (Pre-refunded 9/01/12)	9/12 at 101.00	N/R	(6)	2,473,998
1,405	6.250%, 9/01/22 (Pre-refunded 9/01/12)	9/12 at 101.00	N/R	(6)	1,482,289

1,200	Williamson County, Tennessee, General Obligation Bonds, Rural School, Series 2004B, 5.000%, 5/01/20 (Pre-refunded 5/01/15)	5/15 at 100.00	Aaa		1,370,316
62,040	Total U.S. Guaranteed				58,858,423
	Utilities – 16.5%

5,000	Chattanooga, Tennessee, Electric System Enterprise Revenue Bonds, Series 2008A, 5.000%, 9/01/33	3/18 at 100.00	AA		5,272,500

	Clarksville Natural Gas Acquisition Corporation, Tennessee, Natural Gas Revenue Bonds, Series 2006:
500	5.000%, 12/15/14 – SYNCORA GTY Insured	No Opt. Call	Baa1		531,190
1,000	5.000%, 12/15/17 – SYNCORA GTY Insured	No Opt. Call	Baa1		1,019,560
3,000	5.000%, 12/15/19 – SYNCORA GTY Insured	No Opt. Call	Baa1		3,003,630
2,725	5.000%, 12/15/20 – SYNCORA GTY Insured	No Opt. Call	Baa1		2,699,004
6,275	5.000%, 12/15/21 – SYNCORA GTY Insured	No Opt. Call	Baa1		6,185,268

5,000	Clarksville, Tennessee, Electric System Revenue Bonds, Series 2007, 5.000%, 9/01/32 – SYNCORA GTY Insured	9/17 at 100.00	Aa2		5,154,500

	Clarksville, Tennessee, Electric System Revenue Bonds, Series 2010A:
1,160	5.000%, 9/01/34	9/20 at 100.00	Aa2		1,235,620
2,500	5.000%, 9/01/35	9/20 at 100.00	Aa2		2,657,300

42	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Utilities (continued)

$1,100	Dickson, Tennessee, Electric System Revenue Bonds, Series 2002, 5.000%, 9/01/16 – AGM Insured	9/12 at 102.00	Aa3	$1,158,080

2,000	Metropolitan Government of Nashville-Davidson County, Tennessee, Electric System Revenue Bonds, Series 2008A, 5.000%, 5/15/33	5/18 at 100.00	AA+	2,105,240

10,000	Metropolitan Government of Nashville-Davidson County, Tennessee, Electric System Revenue Bonds, Series 2011A, 5.000%, 5/15/36	5/21 at 100.00	AA+	10,728,000

3,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR, 5.000%, 7/01/23 – FGIC Insured	7/15 at 100.00	A3	3,128,220

	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006A:
2,700	5.250%, 9/01/18	No Opt. Call	Ba3	2,718,387
250	5.250%, 9/01/21	No Opt. Call	Ba3	245,065
4,745	5.250%, 9/01/22	No Opt. Call	Ba3	4,637,526
110	5.250%, 9/01/24	No Opt. Call	Ba3	106,291
2,450	5.250%, 9/01/26	No Opt. Call	Ba3	2,342,102

5,000	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006B, 5.625%, 9/01/26	No Opt. Call	N/R	4,859,500

	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006C:
450	5.000%, 2/01/19	No Opt. Call	BBB	445,199
100	5.000%, 2/01/21	No Opt. Call	BBB	97,253
250	5.000%, 2/01/22	No Opt. Call	BBB	241,978
600	5.000%, 2/01/23	No Opt. Call	BBB	576,066
100	5.000%, 2/01/24	No Opt. Call	BBB	95,749
4,760	5.000%, 2/01/27	No Opt. Call	BBB	4,500,675

1,800	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Series 2007B, 5.000%, 7/01/31	7/17 at 100.00	BBB–	1,759,266
66,575	Total Utilities			67,503,169
	Water and Sewer – 12.8%

645	Blountville Utility District of Sullivan County, Tennessee, Waterworks Revenue Bonds, Series 2009, 4.000%, 5/01/19	No Opt. Call	A	708,855

1,830	Clarksville, Tennessee, Water, Sewer and Gas Revenue Refunding Bonds, Series 2002, 5.250%, 2/01/17 – AGM Insured	No Opt. Call	Aa3	2,166,080

1,000	Dickson County Water Authority, Tennessee, Waterworks System Revenue Bonds, Series 2002, 5.000%, 12/01/19 – FGIC Insured	12/12 at 100.00	A1	1,023,410

5,000	Gallatin, Tennessee, Water and Sewer Revenue Bonds, Series 2008, 5.000%, 1/01/33 – AGC Insured	1/18 at 100.00	Aa3	5,280,000

2,525	Hallsdale-Powell Utility District, Knox County, Tennessee, Water and Sewer Revenue Bonds, Series 2006, 5.000%, 4/01/36 – FGIC Insured	4/17 at 100.00	AA	2,606,507

1,840	Harpeth Valley Utility District, Davidson and Williamson Counties, Tennessee, Revenue Bonds, Series 2005, 5.000%, 9/01/24 – NPFG Insured	9/15 at 100.00	Aa3	1,956,693

	Harpeth Valley Utility District, Davidson and Williamson Counties, Tennessee, Revenue Bonds, Utility Improvements, Series 2004:
1,175	5.000%, 9/01/19 – NPFG Insured	9/14 at 100.00	Aa3	1,261,327
1,225	5.000%, 9/01/20 – NPFG Insured	9/14 at 100.00	Aa3	1,305,630

10,610	Harpeth Valley Utility District, Davidson and Williamson Counties, Tennessee, Revenue Bonds, Utility Improvements, Series 2007, 5.250%, 9/01/42 – FGIC Insured	9/17 at 100.00	Aa3	11,115,354

5,380	Hendersonville Utility District, Tennessee, Waterworks and Sewer Revenue Bonds, Series 2008, 5.250%, 2/01/38 – AGM Insured	2/18 at 100.00	Aa3	5,567,116

3,000	Knox-Chapman Utility District of Knox County, Tennessee, Water and Sewer Revenue Bonds, Series 2011, 5.250%, 1/01/36	1/21 at 100.00	AA–	3,253,470

705	Knoxville, Tennessee, Wastewater System Revenue Bonds, Series 2007, 5.000%, 4/01/41 – AGM Insured	4/17 at 100.00	AA+	734,919

Nuveen Investments	43

Portfolio of Investments (Unaudited)

Nuveen Tennessee Municipal Bond Fund (continued)

November 30, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Water and Sewer (continued)

	Rutherford County Consolidated Utility District, Tennessee, Waterworks Revenue Bonds, Series 2004:
$1,295	5.000%, 2/01/20 – NPFG Insured	2/14 at 102.00	AAA	$1,388,330
1,300	5.000%, 2/01/22 – NPFG Insured	2/14 at 100.00	AAA	1,381,002

2,000	Rutherford County Consolidated Utility District, Tennessee, Waterworks Revenue Bonds, Series 2006, 5.000%, 2/01/36 – AGM Insured	2/16 at 100.00	AAA	2,043,219

4,240	South Blount County Utility District, Tennessee, Waterworks Revenue Bonds, Improvement anf Refunding Series 2009, 5.250%, 12/01/39 – AGM Insured	12/19 at 100.00	AA–	4,580,301

5,000	White House Utility District, Robertson and Sumner Counties, Tennessee, Water and Sewerage Revenue Refunding Bonds, Series 2006, 5.000%, 1/01/28 – NPFG Insured	1/17 at 100.00	Aa3	5,201,049

520	Wilson County Water and Wastewater Authority, Tennessee, Waterworks Revenue Refunding and Improvement Bonds, Series 1993, 6.000%, 3/01/14	3/12 at 100.00	A1	521,507
49,290	Total Water and Sewer			52,094,769
$420,190	Total Investments (cost $385,395,082) – 98.6%			402,321,660
	Floating Rate Obligations – (2.0)%			(8,250,000)
	Other Assets Less Liabilities – 3.4%			13,853,051
	Net Assets – 100%			$407,924,711

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a bond, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(5)	For fair value measurement disclosure purposes, investment categorized as Level 3. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Investment Valuation for more information.

(6)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(7)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.

N/R	Not rated.

WI/DD	Purchased on a when-issued or delayed delivery basis.

(ETM)	Escrowed to maturity.

(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Inverse Floating Rate Securities for more information.

See accompanying notes to financial statements.

44	Nuveen Investments

Statement of Assets and Liabilities (Unaudited)

November 30, 2011

	Georgia	Louisiana	North Carolina	Tennessee
Assets
Investments, at value (cost $168,161,338, $99,271,325, $402,329,166 and $385,395,082, respectively)	$172,650,252	$102,898,460	$420,297,098	$402,321,660
Cash	1,472,465	577,528	—	3,526,520
Unrealized appreciation on forward swaps	—	—	267,511	—
Receivables:
Interest	3,077,365	1,362,313	6,171,088	5,246,823
Investments sold	—	1,572,875	5,891,003	10,913,562
Shares sold	374,542	710,665	1,115,317	493,349
Other assets	264	144	18,707	38,606
Total assets	177,574,888	107,121,985	433,760,724	422,540,520
Liabilities
Cash overdraft	—	—	9,143,787	—
Floating rate obligations	3,380,000	1,875,000	12,655,000	8,250,000
Payables:
Dividends	308,093	117,315	740,940	473,319
Investments purchased	266,958	1,070,356	1,052,723	4,943,880
Shares redeemed	260,647	207,894	454,308	490,273
Accrued expenses:
Management fees	74,509	44,415	172,138	171,244
12b-1 distribution and service fees	37,013	26,993	55,218	100,651
Other	67,968	45,763	144,680	186,442
Total liabilities	4,395,188	3,387,736	24,418,794	14,615,809
Net assets	$173,179,700	$103,734,249	$409,341,930	$407,924,711
Class A Shares
Net assets	$98,467,995	$75,679,339	$161,276,280	$309,921,643
Shares outstanding	9,188,533	6,938,651	15,264,883	26,998,771
Net asset value per share	$10.72	$10.91	$10.57	$11.48
Offering price per share (net asset value per share plus maximum sales charge of 4.20% of offering price)	$11.19	$11.39	$11.03	$11.98
Class B Shares
Net assets	$1,506,424	$490,266	$1,567,867	$1,771,009
Shares outstanding	140,192	44,973	148,165	154,217
Net asset value and offering price per share	$10.75	$10.90	$10.58	$11.48
Class C Shares
Net assets	$32,120,964	$23,793,599	$45,083,547	$79,177,201
Shares outstanding	3,006,605	2,188,845	4,267,883	6,904,290
Net asset value and offering price per share	$10.68	$10.87	$10.56	$11.47
Class I Shares
Net assets	$41,084,317	$3,771,045	$201,414,236	$17,054,858
Shares outstanding	3,847,033	344,774	19,005,713	1,487,356
Net asset value and offering price per share	$10.68	$10.94	$10.60	$11.47
Net assets consist of:
Capital paid-in	$175,855,399	$102,500,489	$399,152,346	$388,185,960
Undistributed (Over-distribution of) net investment income	258,673	114,957	939,538	919,615
Accumulated net realized gain (loss)	(7,423,286)	(2,508,332)	(8,985,397)	1,892,558
Net unrealized appreciation (depreciation)	4,488,914	3,627,135	18,235,443	16,926,578
Net assets	$173,179,700	$103,734,249	$409,341,930	$407,924,711
Authorized shares	Unlimited	Unlimited	Unlimited	Unlimited
Par value per share	$0.01	$0.01	$0.01	$0.01

See accompanying notes to financial statements.

Nuveen Investments	45

Statement of Operations (Unaudited)

Six Months Ended November 30, 2011

	Georgia	Louisiana	North Carolina	Tennessee
Investment Income	$4,336,411	$2,609,350	$9,735,739	$9,603,474
Expenses
Management fees	455,417	262,136	1,047,008	1,028,594
12b-1 service fees – Class A	98,089	72,572	160,835	306,575
12b-1 distribution and service fees – Class B	7,897	2,604	8,207	10,275
12b-1 distribution and service fees – Class C	118,536	84,939	164,131	288,777
Shareholders’ servicing agent fees and expenses	29,435	18,356	59,665	78,126
Interest expense on floating rate obligations	8,530	5,033	22,440	647
Custodian’s fees and expenses	15,595	9,947	34,368	32,090
Trustees’ fees and expenses	2,758	1,543	6,443	6,277
Professional fees	11,161	9,819	16,315	16,151
Shareholders’ reports – printing and mailing expenses	15,772	11,497	24,840	29,629
Federal and state registration fees	2,465	2,538	3,670	4,591
Other expenses	2,058	1,307	5,515	4,518
Total expenses before custodian fee credit	767,713	482,291	1,553,437	1,806,250
Custodian fee credit	(545)	(407)	(845)	(1,529)
Net expenses	767,168	481,884	1,552,592	1,804,721
Net investment income (loss)	3,569,243	2,127,466	8,183,147	7,798,753
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(168,096)	274,658	62,710	1,356,800
Forward swaps	—	—	(1,535,000)	—
Change in net unrealized appreciation (depreciation) of:
Investments	4,250,998	2,927,649	10,003,823	6,910,426
Forward swaps			(819,094)
Net realized and unrealized gain (loss)	4,082,902	3,202,307	7,712,439	8,267,226
Net increase (decrease) in net assets from operations	$7,652,145	$5,329,773	$15,895,586	$16,065,979

See accompanying notes to financial statements.

46	Nuveen Investments

Statement of Changes in Net Assets (Unaudited)

	Georgia		Louisiana
	Six Months Ended 11/30/11	Year Ended 5/31/11	Six Months Ended 11/30/11	Year Ended 5/31/11
Operations
Net investment income (loss)	$3,569,243	$7,666,080	$2,127,466	$4,164,945
Net realized gain (loss) from:
Investments	(168,096)	294,702	274,658	(313,548)
Forward swaps	—		—
Change in net unrealized appreciation (depreciation) of:
Investments	4,250,998	(4,216,466)	2,927,649	(137,598)
Forward swaps	—	—	—	—
Net increase (decrease) in net assets from operations	7,652,145	3,744,316	5,329,773	3,713,799
Distributions to Shareholders
From net investment income:
Class A	(2,017,979)	(4,257,887)	(1,570,675)	(3,152,555)
Class B	(28,401)	(90,499)	(9,882)	(40,478)
Class C	(570,147)	(1,218,293)	(429,000)	(852,936)
Class I	(919,679)	(1,939,288)	(79,703)	(150,642)
From accumulated net realized gains:
Class A	—	—	—	—
Class B	—	—	—	—
Class C	—	—	—	—
Class I	—	—	—	—
Decrease in net assets from distributions to shareholders	(3,536,206)	(7,505,967)	(2,089,260)	(4,196,611)
Fund Share Transactions
Proceeds from sale of shares	7,837,995	21,889,064	10,487,870	17,034,285
Proceeds from shares issued to shareholders due to reinvestment of distributions	1,593,444	3,147,161	1,241,474	2,199,096
	9,431,439	25,036,225	11,729,344	19,233,381
Cost of shares redeemed	(12,987,232)	(40,557,872)	(6,328,545)	(19,579,396)
Net increase (decrease) in net assets from Fund share transactions	(3,555,793)	(15,521,647)	5,400,799	(346,015)
Net increase (decrease) in net assets	560,146	(19,283,298)	8,641,312	(828,827)
Net assets at the beginning of period	172,619,554	191,902,852	95,092,937	95,921,764
Net assets at the end of period	$173,179,700	$172,619,554	$103,734,249	$95,092,937
Undistributed (Over-distribution of) net investment income at the end of period	$258,673	$225,636	$114,957	$76,751

See accompanying notes to financial statements.

Nuveen Investments	47

Statement of Changes in Net Assets (Unaudited) (continued)

	North Carolina		Tennessee
	Six Months Ended 11/30/11	Year Ended 5/31/11	Six Months Ended 11/30/11	Year Ended 5/31/11
Operations
Net investment income (loss)	$8,183,147	$17,540,688	$7,798,753	$15,719,681
Net realized gain (loss) from:
Investments	62,710	830,644	1,356,800	970,880
Forward swaps	(1,535,000)		—
Change in net unrealized appreciation (depreciation) of:
Investments	10,003,823	(10,980,289)	6,910,426	(7,455,537)
Forward swaps	(819,094)	1,086,605	—	—
Net increase (decrease) in net assets from operations	15,895,586	8,477,648	16,065,979	9,235,024
Distributions to Shareholders
From net investment income:
Class A	(3,160,103)	(6,514,704)	(6,040,593)	(12,063,557)
Class B	(27,937)	(104,271)	(34,590)	(117,760)
Class C	(747,736)	(1,482,164)	(1,315,051)	(2,624,540)
Class I	(4,155,740)	(8,834,458)	(288,008)	(494,488)
From accumulated net realized gains:
Class A	—	—	—	(59,366)
Class B	—	—	—	(727)
Class C	—	—	—	(15,437)
Class I	—	—	—	(2,393)
Decrease in net assets from distributions to shareholders	(8,091,516)	(16,935,597)	(7,678,242)	(15,378,268)
Fund Share Transactions
Proceeds from sale of shares	35,662,169	82,483,744	31,184,948	67,263,527
Proceeds from shares issued to shareholders due to reinvestment of distributions	2,983,236	5,690,818	4,769,840	8,947,652
	38,645,405	88,174,562	35,954,788	76,211,179
Cost of shares redeemed	(37,347,582)	(120,698,408)	(25,264,307)	(68,308,412)
Net increase (decrease) in net assets from Fund share transactions	1,297,823	(32,523,846)	10,690,481	7,902,767
Net increase (decrease) in net assets	9,101,893	(40,981,795)	19,078,218	1,759,523
Net assets at the beginning of period	400,240,037	441,221,832	388,846,493	387,086,970
Net assets at the end of period	$409,341,930	$400,240,037	$407,924,711	$388,846,493
Undistributed (Over-distribution of) net investment income at the end of period	$939,538	$847,907	$919,615	$799,104

See accompanying notes to financial statements.

48	Nuveen Investments

Financial Highlights (Unaudited)

Nuveen Investments	49

Financial Highlights (Unaudited)

Selected data for a share outstanding throughout each period:

Class (Commencement Date)
		Investment Operations			Less Distributions

GEORGIA
Year Ended May 31,	Beginning Net Asset Value	Net Invest- ment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	Net Invest- ment Income	Capital Gains(b)	Total	Ending Net Asset Value	Total Return(c)
Class A (3/86)
2012(g)	$10.46	$.22	$.26	$.48	$(.22)	$—	$(.22)	$10.72	4.61%
2011	10.66	.45	(.21)	.24	(.44)	—	(.44)	10.46	2.30
2010	10.27	.44	.39	.83	(.44)	—	(.44)	10.66	8.21
2009	10.66	.44	(.40)	.04	(.43)	—	(.43)	10.27	.53
2008	10.96	.43	(.29)	.14	(.43)	(.01)	(.44)	10.66	1.35
2007	10.96	.44	— *	.44	(.44)	—	(.44)	10.96	4.02
Class B (2/97)
2012(g)	10.50	.18	.25	.43	(.18)	—	(.18)	10.75	4.14
2011	10.69	.37	(.20)	.17	(.36)	—	(.36)	10.50	1.66
2010	10.30	.36	.40	.76	(.37)	—	(.37)	10.69	7.45
2009	10.69	.37	(.41)	(.04)	(.35)	—	(.35)	10.30	(.40)
2008	10.98	.35	(.28)	.07	(.35)	(.01)	(.36)	10.69	.89
2007	10.99	.36	(.01)	.35	(.36)	—	(.36)	10.98	3.20
Class C (1/94)
2012(g)	10.43	.19	.25	.44	(.19)	—	(.19)	10.68	4.26
2011	10.63	.39	(.21)	.18	(.38)	—	(.38)	10.43	1.75
2010	10.24	.38	.39	.77	(.38)	—	(.38)	10.63	7.68
2009	10.63	.39	(.41)	(.02)	(.37)	—	(.37)	10.24	(.04)
2008	10.93	.37	(.29)	.08	(.37)	(.01)	(.38)	10.63	.79
2007	10.94	.38	(.01)	.37	(.38)	—	(.38)	10.93	3.38
Class I (2/97)(f)
2012(g)	10.43	.23	.25	.48	(.23)	—	(.23)	10.68	4.65
2011	10.63	.47	(.21)	.26	(.46)	—	(.46)	10.43	2.54
2010	10.24	.46	.39	.85	(.46)	—	(.46)	10.63	8.48
2009	10.63	.46	(.40)	.06	(.45)	—	(.45)	10.24	.77
2008	10.93	.45	(.28)	.17	(.46)	(.01)	(.47)	10.63	1.58
2007	10.94	.46	(.01)	.45	(.46)	—	(.46)	10.93	4.16

50	Nuveen Investments

Ratios/Supplemental Data

	Ratios to Average Net Assets(d)
Ending Net Assets (000)	Expenses Including Interest(e)		Expenses Excluding Interest		Net Invest- ment Income (Loss)		Portfolio Turnover Rate

$98,468	.83	%**	.82	%**	4.17	%**	4%
96,309	.83		.82		4.28		3
108,590	.84		.83		4.19		6
104,963	.86		.83		4.40		13
115,211	.82		.82		3.97		22
122,299	.82		.82		3.97		6

1,506	1.58	**	1.57	**	3.42	**	4
1,817	1.58		1.57		3.52		3
3,342	1.59		1.58		3.45		6
4,565	1.61		1.58		3.65		13
6,774	1.57		1.57		3.22		22
9,346	1.58		1.58		3.23		6

32,121	1.38	**	1.37	**	3.62	**	4
31,425	1.38		1.37		3.73		3
34,199	1.39		1.38		3.64		6
30,338	1.41		1.38		3.86		13
28,319	1.38		1.38		3.41		22
28,110	1.37		1.37		3.42		6

41,084	.63	**	.62	**	4.37	**	4
43,068	.63		.62		4.47		3
45,772	.64		.63		4.39		6
49,861	.66		.63		4.60		13
77,668	.63		.63		4.16		22
59,404	.62		.62		4.15		6

(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	Distributions from Capital Gains include short-term capital gains, if any.
(c)	Total return is the combination of changes in net asset value without any sales charge, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
(d)	Ratios do not reflect the effect of custodian fee credits earned on the Fund’s net cash on deposit with the custodian bank, where applicable.
(e)	The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Footnote 1 — General Information and Significant Accounting Policies, Inverse Floating Rate Securities.
(f)	Effective May 1, 2008, Class R Shares were renamed Class I Shares.
(g)	For the six months ended November 30, 2011.
*	Rounds to less than $0.01 per share.
**	Annualized.

See accompanying notes to financial statements.

Nuveen Investments	51

Financial Highlights (Unaudited) (continued)

Selected data for a share outstanding throughout each period:

Class (Commencement Date)
		Investment Operations			Less Distributions

LOUISIANA
Year Ended May 31,	Beginning Net Asset Value	Net Invest- ment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	Net Invest- ment Income	Capital Gains(b)	Total	Ending Net Asset Value	Total Return(c)
Class A (9/89)
2012(g)	$10.55	$.24	$.35	$.59	$(.23)	$—	$(.23)	$10.91	5.67%
2011	10.58	.46	(.02)	.44	(.47)	—	(.47)	10.55	4.27
2010	9.96	.46	.63	1.09	(.47)	—	(.47)	10.58	11.14
2009	10.83	.48	(.85)	(.37)	(.47)	(.03)	(.50)	9.96	(3.30)
2008	11.20	.48	(.34)	.14	(.46)	(.05)	(.51)	10.83	1.24
2007	11.05	.47	.17	.64	(.46)	(.03)	(.49)	11.20	5.91
Class B (2/97)
2012(g)	10.54	.20	.36	.56	(.20)	—	(.20)	10.90	5.30
2011	10.57	.39	(.03)	.36	(.39)	—	(.39)	10.54	3.50
2010	9.95	.38	.63	1.01	(.39)	—	(.39)	10.57	10.34
2009	10.83	.41	(.87)	(.46)	(.39)	(.03)	(.42)	9.95	(4.13)
2008	11.19	.39	(.33)	.06	(.37)	(.05)	(.42)	10.83	.57
2007	11.04	.38	.18	.56	(.38)	(.03)	(.41)	11.19	5.13
Class C (2/94)
2012(g)	10.51	.21	.35	.56	(.20)	—	(.20)	10.87	5.40
2011	10.54	.41	(.03)	.38	(.41)	—	(.41)	10.51	3.70
2010	9.93	.40	.62	1.02	(.41)	—	(.41)	10.54	10.49
2009	10.80	.43	(.86)	(.43)	(.41)	(.03)	(.44)	9.93	(3.83)
2008	11.17	.41	(.33)	.08	(.40)	(.05)	(.45)	10.80	.70
2007	11.02	.40	.18	.58	(.40)	(.03)	(.43)	11.17	5.37
Class I (2/97)(f)
2012(g)	10.58	.25	.36	.61	(.25)	—	(.25)	10.94	5.77
2011	10.61	.48	(.02)	.46	(.49)	—	(.49)	10.58	4.49
2010	9.99	.48	.63	1.11	(.49)	—	(.49)	10.61	11.35
2009	10.86	.49	(.84)	(.35)	(.49)	(.03)	(.52)	9.99	(3.09)
2008	11.23	.50	(.34)	.16	(.48)	(.05)	(.53)	10.86	1.46
2007	11.11	.49	.15	.64	(.49)	(.03)	(.52)	11.23	5.83

52	Nuveen Investments

Ratios/Supplemental Data

	Ratios to Average Net Assets(d)
Ending Net Assets (000)	Expenses Including Interest(e)		Expenses Excluding Interest		Net Invest- ment Income (Loss)		Portfolio Turnover Rate

$75,679	.85	%*	.84	%*	4.41	%*	22%
69,299	.84		.84		4.44		17
69,510	.86		.86		4.47		14
64,722	.95		.87		4.86		5
69,716	1.05		.87		4.31		17
71,453	.97		.86		4.14		10

490	1.60	*	1.59	*	3.66	*	22
670	1.59		1.59		3.69		17
1,694	1.61		1.61		3.74		14
3,079	1.69		1.61		4.10		5
5,342	1.79		1.61		3.55		17
7,777	1.73		1.62		3.39		10

23,794	1.40	*	1.39	*	3.86	*	22
21,819	1.39		1.39		3.89		17
21,609	1.41		1.41		3.91		14
14,929	1.50		1.42		4.30		5
13,071	1.60		1.42		3.76		17
13,066	1.52		1.41		3.59		10

3,771	.65	*	.64	*	4.60	*	22
3,305	.64		.64		4.61		17
3,109	.66		.66		4.62		14
857	.78		.70		4.93		5
92	.85		.67		4.52		17
93	.77		.66		4.24		10

(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	Distributions from Capital Gains include short-term capital gains, if any.
(c)	Total return is the combination of changes in net asset value without any sales charge, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
(d)	Ratios do not reflect the effect of custodian fee credits earned on the Fund’s net cash on deposit with the custodian bank, where applicable.
(e)	The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Footnote 1 — General Information and Significant Accounting Policies, Inverse Floating Rate Securities.
(f)	Effective May 1, 2008, Class R Shares were renamed Class I Shares.
(g)	For the six months ended November 30, 2011.
*	Annualized.

See accompanying notes to financial statements.

Nuveen Investments	53

Financial Highlights (Unaudited) (continued)

Selected data for a share outstanding throughout each period:

Class (Commencement Date)
		Investment Operations			Less Distributions

NORTH CAROLINA
Year Ended May 31,	Beginning Net Asset Value	Net Invest- ment Income Loss(a)	Net Realized/ Unrealized Gain (Loss)	Total	Net Invest- ment Income	Capital Gains(b)		Total	Ending Net Asset Value	Total Return(c)
Class A (3/86)
2012(g)	$10.36	$.21	$.21	$.42	$(.21)	$—		$(.21)	$10.57	4.05%
2011	10.53	.42	(.18)	.24	(.41)	—		(.41)	10.36	2.30
2010	10.02	.42	.49	.91	(.40)	—		(.40)	10.53	9.26
2009	10.21	.41	(.20)	.21	(.40)	—		(.40)	10.02	2.27
2008	10.41	.40	(.19)	.21	(.41)	—	*	(.41)	10.21	2.14
2007	10.40	.41	.01	.42	(.41)	—		(.41)	10.41	4.11
Class B (2/97)
2012(g)	10.38	.17	.20	.37	(.17)	—		(.17)	10.58	3.59
2011	10.55	.34	(.18)	.16	(.33)	—		(.33)	10.38	1.56
2010	10.04	.34	.50	.84	(.33)	—		(.33)	10.55	8.48
2009	10.24	.34	(.21)	.13	(.33)	—		(.33)	10.04	1.39
2008	10.43	.33	(.19)	.14	(.33)	—	*	(.33)	10.24	1.46
2007	10.42	.33	.02	.35	(.34)	—		(.34)	10.43	3.34
Class C (10/93)
2012(g)	10.36	.18	.20	.38	(.18)	—		(.18)	10.56	3.69
2011	10.53	.36	(.18)	.18	(.35)	—		(.35)	10.36	1.77
2010	10.03	.36	.49	.85	(.35)	—		(.35)	10.53	8.58
2009	10.22	.36	(.20)	.16	(.35)	—		(.35)	10.03	1.71
2008	10.41	.35	(.19)	.16	(.35)	—	*	(.35)	10.22	1.64
2007	10.40	.35	.01	.36	(.35)	—		(.35)	10.41	3.52
Class I (2/97)(f)
2012(g)	10.40	.22	.20	.42	(.22)	—		(.22)	10.60	4.06
2011	10.57	.44	(.18)	.26	(.43)	—		(.43)	10.40	2.53
2010	10.05	.44	.50	.94	(.42)	—		(.42)	10.57	9.56
2009	10.25	.43	(.21)	.22	(.42)	—		(.42)	10.05	2.36
2008	10.43	.42	(.17)	.25	(.43)	—	*	(.43)	10.25	2.51
2007	10.42	.43	.01	.44	(.43)	—		(.43)	10.43	4.28

54	Nuveen Investments

Ratios/Supplemental Data

	Ratios to Average Net Assets(d)
Ending Net Assets (000)	Expenses Including Interest(e)		Expenses Excluding Interest		Net Invest- ment Income (Loss)		Portfolio Turnover Rate

$161,276	.80	%**	.79	%**	3.99	%**	4%
158,176	.80		.79		4.06		5
179,633	.82		.80		4.03		9
151,627	.87		.81		4.20		17
165,855	.91		.80		3.90		14
186,198	.93		.82		3.86		6

1,568	1.55	**	1.54	**	3.24	**	4
1,957	1.55		1.54		3.30		5
4,503	1.57		1.55		3.29		9
7,365	1.62		1.56		3.45		17
10,482	1.66		1.55		3.15		14
13,917	1.68		1.57		3.12		6

45,084	1.35	**	1.34	**	3.43	**	4
42,587	1.35		1.34		3.51		5
43,056	1.37		1.35		3.48		9
37,953	1.42		1.36		3.66		17
34,090	1.46		1.35		3.35		14
30,869	1.48		1.37		3.31		6

201,414	.60	**	.59	**	4.18	**	4
197,520	.60		.59		4.26		5
214,030	.62		.60		4.23		9
173,940	.67		.61		4.40		17
175,832	.71		.60		4.10		14
96,501	.72		.61		4.05		6

(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	Distributions from capital gains include short-term capital gains, if any.
(c)	Total return is the combination of changes in net asset value without any sales charge, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
(d)	Ratios do not reflect the effect of custodian fee credits earned on the Fund’s net cash on deposit with the custodian bank, where applicable.
(e)	The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Footnote 1 — General Information and Significant Accounting Policies, Inverse Floating Rate Securities.
(f)	Effective May 1, 2008, Class R Shares were renamed Class I Shares.
(g)	For the six months ended November 30, 2011.
*	Rounds to less than $0.01 per share.
**	Annualized.

See accompanying notes to financial statements.

Nuveen Investments	55

Financial Highlights (Unaudited) (continued)

Selected data for a share outstanding throughout each period:

Class (Commencement Date)
		Investment Operations			Less Distributions

TENNESSEE
Year Ended May 31,	Beginning Net Asset Value	Net Invest- ment Income Loss(a)	Net Realized/ Unrealized Gain (Loss)	Total	Net Invest- ment Income	Capital Gains(b)	Total	Ending Net Asset Value	Total Return(c)
Class A (11/87)
2012(g)	$11.24	$.23	$.24	$.47	$(.23)	$—	$(.23)	$11.48	4.16%
2011	11.40	.46	(.17)	.29	(.45)	—	(.45)	11.24	2.64
2010	10.91	.46	.48	.94	(.45)	—	(.45)	11.40	8.77
2009	11.12	.46	(.15)	.31	(.45)	(.07)	(.52)	10.91	3.06
2008	11.27	.45	(.09)	.36	(.45)	(.06)	(.51)	11.12	3.32
2007	11.25	.46	.01	.47	(.45)	—	(.45)	11.27	4.22
Class B (2/97)
2012(g)	11.24	.19	.23	.42	(.18)	—	(.18)	11.48	3.78
2011	11.40	.38	(.17)	.21	(.37)	—	(.37)	11.24	1.88
2010	10.91	.38	.48	.86	(.37)	—	(.37)	11.40	8.00
2009	11.13	.38	(.16)	.22	(.37)	(.07)	(.44)	10.91	2.21
2008	11.28	.37	(.09)	.28	(.37)	(.06)	(.43)	11.13	2.55
2007	11.26	.37	.02	.39	(.37)	—	(.37)	11.28	3.45
Class C (10/93)
2012(g)	11.23	.20	.24	.44	(.20)	—	(.20)	11.47	3.90
2011	11.39	.40	(.17)	.23	(.39)	—	(.39)	11.23	2.09
2010	10.90	.40	.48	.88	(.39)	—	(.39)	11.39	8.20
2009	11.11	.40	(.15)	.25	(.39)	(.07)	(.46)	10.90	2.49
2008	11.26	.39	(.09)	.30	(.39)	(.06)	(.45)	11.11	2.77
2007	11.25	.40	— *	.40	(.39)	—	(.39)	11.26	3.58
Class I (2/97)(f)
2012(g)	11.23	.24	.24	.48	(.24)	—	(.24)	11.47	4.28
2011	11.39	.48	(.16)	.32	(.48)	—	(.48)	11.23	2.86
2010	10.90	.49	.47	.96	(.47)	—	(.47)	11.39	9.02
2009	11.11	.48	(.14)	.34	(.48)	(.07)	(.55)	10.90	3.29
2008	11.27	.47	(.09)	.38	(.48)	(.06)	(.54)	11.11	3.45
2007	11.25	.48	.01	.49	(.47)	—	(.47)	11.27	4.44

56	Nuveen Investments

Ratios/Supplemental Data

	Ratios to Average Net Assets(d)
Ending Net Assets (000)	Expenses Including Interest(e)		Expenses Excluding Interest		Net Invest- ment Income (Loss)		Portfolio Turnover Rate

$309,922	.81	%**	.81	%**	4.01	%**	8%
299,678	.81		.81		4.11		19
301,055	.82		.82		4.14		5
277,228	.83		.83		4.30		9
269,628	.88		.83		4.02		24
266,017	.85		.82		4.03		10

1,771	1.56	**	1.56	**	3.26	**	8
2,798	1.56		1.56		3.36		19
4,749	1.57		1.57		3.40		5
7,443	1.57		1.57		3.54		9
10,494	1.63		1.58		3.27		24
13,067	1.60		1.57		3.28		10

79,177	1.36	**	1.36	**	3.45	**	8
73,960	1.36		1.36		3.56		19
72,563	1.37		1.37		3.58		5
53,849	1.38		1.38		3.74		9
50,877	1.43		1.38		3.47		24
49,208	1.40		1.37		3.48		10

17,055	.61	**	.61	**	4.20	**	8
12,410	.61		.61		4.30		19
8,720	.61		.61		4.32		5
4,958	.63		.63		4.50		9
3,534	.68		.63		4.22		24
2,984	.65		.62		4.23		10

(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	Distributions from capital gains include short-term capital gains, if any.
(c)	Total return is the combination of changes in net asset value without any sales charge, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
(d)	Ratios do not reflect the effect of custodian fee credits earned on the Fund’s net cash on deposit with the custodian bank, where applicable.
(e)	The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Footnote 1 — General Information and Significant Accounting Policies, Inverse Floating Rate Securities.
(f)	Effective May 1, 2008, Class R Shares were renamed Class I Shares.
(g)	For the six months ended November 30, 2011.
*	Rounds to less than $0.01 per share.
**	Annualized.

See accompanying notes to financial statements.

Nuveen Investments	57

Notes to Financial Statements (Unaudited)

1. General Information and Significant Accounting Policies

General Information

The Nuveen Multistate Trust III (the “Trust”) is an open-end investment company registered under the Investment Company Act of 1940, as amended. The Trust is comprised of Nuveen Georgia Municipal Bond Fund (“Georgia”), Nuveen Louisiana Municipal Bond Fund (“Louisiana”), Nuveen North Carolina Municipal Bond Fund (“North Carolina”) and Nuveen Tennessee Municipal Bond Fund (“Tennessee”) (each a “Fund” and collectively, the “Funds”). The Trust was organized as a Massachusetts business trust on July 1, 1996. The Funds were each organized as a series of predecessor trusts or corporations prior to that date.

Each Fund’s investment objective is to provide as high a level of current interest income exempt from regular federal, state and, in some cases, local income taxes as is consistent with preservation of capital. Under normal market conditions, each Fund invests at least 80% of its net assets in municipal bonds that pay interest that is exempt from regular federal and its respective state’s personal income tax. Each Fund invests at least 80% of its net assets in investment grade municipal bonds, which are those rated BBB/Baa or higher at the time of purchase by at least one independent rating agency, or, if unrated, judged by Nuveen Asset Management, LLC (the “Sub-Adviser”), a wholly-owned subsidiary of Nuveen Fund Advisors, Inc. (the “Adviser”), a wholly-owned subsidiary of Nuveen Investments, Inc. (“Nuveen”), to be of comparable quality. Each Fund may invest up to 20% of its net assets in below investment grade municipal bonds, commonly referred to as “high yield” or “junk” bonds. Each Fund may invest up to 15% of its net assets in municipal securities whose interest payments vary inversely with changes in short-term tax-exempt interest rates (i.e., inverse floating rate securities).

The Funds’ most recent prospectus provides further description of each Fund’s investment objective, principle investment strategies, and principal risks.

Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”).

Investment Valuation

Prices of municipal bonds and forward swap contracts are provided by a pricing service approved by the Funds’ Board of Trustees. These securities are generally classified as Level 2 for fair value measurement purposes. When price quotes are not readily available (which is usually the case for municipal bonds) the pricing service establishes a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, the pricing service may consider information about a security, its issuer, or market activity, provided by the Adviser. These securities are generally classified as Level 2 or Level 3 depending on the priority of the significant inputs.

Certain securities may not be able to be priced by the pre-established pricing methods as described above. Such securities may be valued by the Funds’ Board of Trustees or its designee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; debt securities that have gone into default and for which there is no current market quotation; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s net asset value (as may be the case in non-U.S. markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, is not deemed to reflect the security’s fair value. As a general principle, the fair value of a security would appear to be the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. These securities are generally classified as Level 2 or Level 3 depending on the priority of the significant inputs. Regardless of the method employed to value a particular security, all valuations are subject to review by the Funds’ Board of Trustees or its designee.

Refer to Footnote 2 – Fair Value Measurements for further details on the leveling of securities held by the Funds as of the end of the reporting period.

Investment Transactions

Investment transactions are recorded on a trade date basis. Realized gains and losses from transactions are determined on the specific identification method, which is the same basis used for federal income tax purposes. Investments purchased on a when-issued/delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period.

58	Nuveen Investments

The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments. At November 30, 2011, Georgia, Louisiana, North Carolina and Tennessee had outstanding when-issued/delayed delivery purchase commitments of $266,958, $1,020,280, $1,052,723, and $4,943,880, respectively.

Investment Income

Investment income, which reflects the amortization of premiums and includes accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Investment income also includes paydown gains and losses, if any.

Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Dividends and Distributions to Shareholders

The Funds declare dividends from their net investment income daily and pay shareholders monthly. Fund shares begin to accrue dividends on the business day after the day when the monies used to purchase Fund shares are collected by the Funds’ transfer agent.

Net realized capital gains and/or market discount from investment transactions, if any, are declared and distributed to shareholders at least annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders of net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Flexible Sales Charge Program

Class A Shares are generally sold with an up-front sales charge and incur a .20% annual 12b-1 service fee. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) if redeemed within eighteen months of purchase. Class B Shares were sold without an up-front sales charge but incur a .75% annual 12b-1 distribution fee and a .20% annual 12b-1 service fee. Class B Shares are subject to a CDSC of up to 5% depending upon the length of time the shares are held by the investor (CDSC is reduced to 0% at the end of six years). Class B Shares automatically convert to Class A Shares eight years after purchase. Class C Shares are sold without an up-front sales charge but incur a .55% annual 12b-1 distribution fee and a .20% annual 12b-1 service fee. Class C Shares are subject to a CDSC of 1% if redeemed within twelve months of purchase. Class I Shares are not subject to any sales charge or 12b-1 distribution or service fees.

Inverse Floating Rate Securities

Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker-dealer. In turn, this trust (a) issues floating rate certificates, in face amounts equal to some fraction of the deposited bond’s par amount or market value, that typically pay short-term tax-exempt interest rates to third parties, and (b) issues to a long-term investor (such as one of the Funds) an inverse floating rate certificate (sometimes referred to as an “inverse floater”) that represents all remaining or residual interest in the trust. The income received by the inverse floater holder varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the inverse floater holder bears substantially all of the underlying bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the underlying bond’s value. The price of an inverse floating rate security will be more volatile than that of the underlying bond because the interest rate is dependent on not only the fixed coupon rate of the underlying bond but also on the short-term interest paid on the floating rate certificates, and because the inverse floating rate security essentially bears the risk of loss of the greater face value of the underlying bond.

A Fund may purchase an inverse floating rate security in a secondary market transaction without first owning the underlying bond (referred to as an “externally-deposited inverse floater”), or instead by first selling a fixed-rate bond to a broker-dealer for deposit into the special purpose trust and receiving in turn the residual interest in the trust (referred to as a “self-deposited inverse floater”). The inverse floater held by a Fund gives the Fund the right (a) to cause the holders of the floating rate certificates to tender their notes at par, and (b) to have the broker transfer the fixed-rate bond held by the trust to the Fund, thereby collapsing the trust. An investment in an externally-deposited inverse floater is identified in the Portfolio of Investments as “(IF) – Inverse floating rate investment.” An

Nuveen Investments	59

Notes to Financial Statements (Unaudited) (continued)

investment in a self-deposited inverse floater is accounted for as a financing transaction. In such instances, a fixed-rate bond deposited into a special purpose trust is identified in the Portfolio of Investments as “(UB) – Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund accounting for the short-term floating rate certificates issued by the trust as “Floating rate obligations” on the Statement of Assets and Liabilities. In addition, the Fund reflects in “Investment Income” the entire earnings of the underlying bond and recognizes the related interest paid to the holders of the short-term floating rate certificates as “Interest expense on floating rate obligations” on the Statement of Operations.

During the six months ended November 30, 2011, each Fund invested in externally-deposited inverse floaters and/or self-deposited inverse floaters.

Each Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a “recourse trust” or “credit recovery swap”) (such agreements referred to herein as “Recourse Trusts”) with a broker-dealer by which a Fund agrees to reimburse the broker-dealer, in certain circumstances, for the difference between the liquidation value of the fixed-rate bond held by the trust and the liquidation value of the floating rate certificates issued by the trust plus any shortfalls in interest cash flows. Under these agreements, a Fund’s potential exposure to losses related to or on inverse floaters may increase beyond the value of a Fund’s inverse floater investments as a Fund may potentially be liable to fulfill all amounts owed to holders of the floating rate certificates. At period end, any such shortfall is recognized as “Unrealized depreciation on Recourse Trusts” on the Statement of Assets and Liabilities.

At November 30, 2011, each Fund’s maximum exposure to externally-deposited Recourse Trusts was as follows:

	Georgia	Louisiana	North Carolina	Tennessee
Maximum exposure to Recourse Trusts	$—	$3,000,000	$—	$—

The average floating rate obligations outstanding and average annual interest rate and fees related to self-deposited inverse floaters for the following Funds during the six months ended November 30, 2011, were as follows:

	Georgia	Louisiana	North Carolina	Tennessee
Average floating rate obligations outstanding	$3,380,000	$1,524,590	$12,655,000	$946,721
Average annual interest rate and fees	0.50%	0.66%	0.35%	0.14%

Forward Swap Contracts

Each Fund is authorized to enter into forward interest rate swap contracts consistent with their investment objectives and policies to reduce, increase or otherwise alter its risk profile or to alter its portfolio characteristics (i.e. duration, yield curve positioning and credit quality).

Each Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Each Fund’s use of forward interest rate swap transactions is intended to help the Fund manage its overall interest rate sensitivity, either shorter or longer, generally to more closely align the Fund’s interest rate sensitivity with that of the broader market. Forward interest rate swap transactions involve each Fund’s agreement with a counterparty to pay, in the future, a fixed or variable rate payment in exchange for the counterparty paying the Fund a variable or fixed rate payment, the accruals for which would begin at a specified date in the future (the “effective date”). The amount of the payment obligation is based on the notional amount of the swap contract and the termination date of the swap (which is akin to a bond’s maturity). The value of the Fund’s swap commitment would increase or decrease based primarily on the extent to which long-term interest rates for bonds having a maturity of the swap’s termination date increase or decrease. Forward interest rate swap contracts are valued daily. The net amount recorded on these transactions for each counterparty is recognized on the Statement of Assets and Liabilities as a component of “Unrealized appreciation or depreciation on forward swaps” with the change during the fiscal period recognized on the Statement of Operations as a component of “Change in net unrealized appreciation (depreciation) of forward swaps.”

Each Fund may terminate a swap contract prior to the effective date, at which point a realized gain or loss is recognized. When a forward swap is terminated, it ordinarily does not involve the delivery of securities or other underlying assets or principal, but rather is settled in cash on a net basis. Net realized gains and losses during the fiscal period are recognized on the Statement of Operations as a component of “Net realized gain (loss) from forward swaps.” Each Fund intends, but is not obligated, to terminate its forward swaps before the effective date. Accordingly, the risk of loss with respect to the swap counterparty on such transactions is limited to the credit risk associated with a counterparty failing to honor its commitment to pay any realized gain to the Fund upon termination.

During the six months ended November 30, 2011, North Carolina entered into forward interest rate swap contracts to reduce the duration of the bond portfolio. The average notional amount of forward interest rate swap contracts outstanding during the six months ended November 30, 2011, was as follows:

North Carolina
Average notional amount of forward interest rate swap contracts outstanding*	$9,000,000
*	The average notional amount is calculated based on the outstanding notional at the beginning of the fiscal year and at the end of each fiscal quarter within the current fiscal year.

Refer to Footnote 3 – Derivative Instruments and Hedging Activities for further details on forward swap contract activity.

60	Nuveen Investments

Market and Counterparty Credit Risk

In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities. Futures contracts, when applicable, expose a Fund to minimal counterparty credit risk as they are exchange traded and the exchange’s clearinghouse, which is counterparty to all exchange traded futures, guarantees the futures contracts against default.

Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.

Zero Coupon Securities

Each Fund is authorized to invest in zero coupon securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Tax-exempt income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

Multiclass Operations and Allocations

Income and expenses of the Funds that were not directly attributable to a specific class of shares are prorated among the classes based on the relative settled shares of each class. Expenses directly attributable to a class of shares, which presently only include 12b-1 distribution and service fees, are recorded to the specific class.

Realized and unrealized capital gains and losses of the Funds are prorated among the classes based on the relative net assets of each class.

Custodian Fee Credit

Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by net credits earned on each Fund’s cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments. Credits for cash balances may be offset by charges for any days on which a Fund overdraws its account at the custodian bank.

Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

2. Fair Value Measurements

Fair value is defined as the price that the Funds would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen Investments	61

Notes to Financial Statements (Unaudited) (continued)

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of each Fund’s fair value measurements as of November 30, 2011:

Georgia	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$172,650,252	$—	$172,650,252

Louisiana	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$102,898,460	$—	$102,898,460

North Carolina	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$420,297,098	$—	$420,297,098
Derivatives:
Forward Swaps*	—	267,511	—	267,511
Total	$—	$420,564,609	$—	$420,564,609

Tennessee	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$401,951,460	$370,200	$402,321,660

*	Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

The following is a reconciliation of Tennessee’s Level 3 investments held at the beginning and end of the measurement period:

Tennessee Level 3 Municipal Bonds
Balance at the beginning of period	$249,500
Gains (losses):
Net realized gains (losses)	—
Net change in unrealized appreciation (depreciation)	120,700
Purchases at cost	—
Sales at proceeds	—
Net discounts (premiums)	—
Transfers in to	—
Transfers out of	—
Balance at the end of period	$370,200
Change in net unrealized appreciation (depreciation) during the period of Level 3 securities held as of November 30, 2011	$120,700

During the six months ended November 30, 2011, the Funds recognized no significant transfers to or from Level 1, Level 2 or Level 3.

3. Derivative Instruments and Hedging Activities

The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Funds’ investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes. For additional information on the derivative instruments in which each Fund was invested during and at the end of the reporting period, refer to the Portfolios of Investments, Financial Statements and Footnote 1 – General Information and Significant Accounting Policies.

The following table presents the fair value of all derivative instruments held by the Funds as of November 30, 2011, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure. North Carolina invested in derivative instruments during the six months ended November 30, 2011.

		Location on the Statement of Assets and Liabilities
Underlying Risk Exposure	Derivative Instrument	Asset Derivatives		Liability Derivatives
		Location	Value	Location	Value
Interest Rate	Forward Swaps	Unrealized appreciation on forward swaps*	$267,511	Unrealized depreciation on forward swaps*	$—

*	Represents cumulative gross unrealized appreciation (depreciation) of forward swap contracts as reported in the Fund’s Portfolio of Investments.

62	Nuveen Investments

The following tables present the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the six months ended November 30, 2011, on derivative instruments, as well as the primary risk exposure associated with each.

Realized Gain (Loss) from Forward Swaps	North Carolina
Risk Exposure
Interest Rate	$(1,535,000)

Change in Net Unrealized Appreciation (Depreciation) of Forward Swaps	North Carolina
Risk Exposure
Interest Rate	$(819,094)

4. Fund Shares

Transactions in Fund shares were as follows:

	Georgia
	Six Months Ended 11/30/11		Year Ended 5/31/11
	Shares	Amount	Shares	Amount
Shares sold:
Class A	320,713	$3,411,954	548,368	$5,761,947
Class A – automatic conversion of Class B Shares	22,537	239,687	31,554	331,684
Class B	1,986	21,176	5,755	60,402
Class C	168,355	1,785,485	449,610	4,728,857
Class I	224,420	2,379,693	1,060,609	11,006,174
Shares issued to shareholders due to reinvestment of distributions:
Class A	113,006	1,203,341	227,458	2,385,814
Class B	1,723	18,392	5,504	58,075
Class C	27,068	287,321	54,837	573,875
Class I	7,951	84,390	12,369	129,397
	887,759	9,431,439	2,396,064	25,036,225
Shares redeemed:
Class A	(471,051)	(5,016,660)	(1,789,683)	(18,674,381)
Class B	(14,193)	(151,673)	(119,157)	(1,242,254)
Class B – automatic conversion to Class A Shares	(22,468)	(239,687)	(31,460)	(331,684)
Class C	(200,412)	(2,120,644)	(709,405)	(7,339,602)
Class I	(514,357)	(5,458,568)	(1,249,498)	(12,969,951)
	(1,222,481)	(12,987,232)	(3,899,203)	(40,557,872)
Net increase (decrease)	(334,722)	$(3,555,793)	(1,503,139)	$(15,521,647)

	Louisiana
	Six Months Ended 11/30/11		Year Ended 5/31/11
	Shares	Amount	Shares	Amount
Shares sold:
Class A	699,345	$7,593,536	1,064,733	$11,223,913
Class A – automatic conversion of Class B Shares	3,226	34,847	29,998	315,963
Class B	42	452	257	3,351
Class C	217,542	2,350,464	385,284	4,012,908
Class I	46,854	508,571	141,527	1,478,150
Shares issued to shareholders due to reinvestment of distributions:
Class A	89,350	966,371	161,807	1,693,726
Class B	526	5,682	2,392	25,133
Class C	19,812	213,474	36,212	377,489
Class I	5,161	55,947	9,762	102,748
	1,081,858	11,729,344	1,831,972	19,233,381
Shares redeemed:
Class A	(423,825)	(4,571,096)	(1,256,095)	(13,052,450)
Class B	(15,919)	(170,186)	(69,247)	(732,438)
Class B – automatic conversion to Class A Shares	(3,228)	(34,847)	(30,023)	(315,963)
Class C	(124,238)	(1,339,118)	(395,037)	(4,096,634)
Class I	(19,708)	(213,298)	(131,875)	(1,381,911)
	(586,918)	(6,328,545)	(1,882,277)	(19,579,396)
Net increase (decrease)	494,940	$5,400,799	(50,305)	$(346,015)

Nuveen Investments	63

Notes to Financial Statements (Unaudited) (continued)

	North Carolina
	Six Months Ended 11/30/11		Year Ended 5/31/11
	Shares	Amount	Shares	Amount
Shares sold:
Class A	851,832	$8,954,026	2,382,028	$24,577,907
Class A – automatic conversion of Class B Shares	19,222	201,506	88,263	918,479
Class B	91	951	836	8,670
Class C	341,153	3,590,952	835,053	8,711,763
Class I	2,172,117	22,914,734	4,635,776	48,266,925
Shares issued to shareholders due to reinvestment of distributions:
Class A	177,369	1,867,481	361,180	3,754,973
Class B	1,983	20,901	5,463	56,971
Class C	45,084	474,570	89,473	929,703
Class I	58,698	620,284	91,085	949,171
	3,667,549	38,645,405	8,489,157	88,174,562
Shares redeemed:
Class A	(1,045,686)	(11,012,997)	(4,628,037)	(47,540,652)
Class B	(23,208)	(244,176)	(156,476)	(1,618,775)
Class B – automatic conversion to Class A Shares	(19,186)	(201,506)	(88,104)	(918,479)
Class C	(227,403)	(2,388,614)	(902,602)	(9,267,264)
Class I	(2,223,766)	(23,500,289)	(5,984,959)	(61,353,238)
	(3,539,249)	(37,347,582)	(11,760,178)	(120,698,408)
Net increase (decrease)	128,300	$1,297,823	(3,271,021)	$(32,523,846)

	Tennessee
	Six Months Ended 11/30/11		Year Ended 5/31/11
	Shares	Amount	Shares	Amount
Shares sold:
Class A	1,639,148	$18,692,069	3,583,440	$40,477,159
Class A – automatic conversion of Class B Shares	35,958	411,546	92,760	1,043,775
Class B	108	1,226	2,608	30,110
Class C	616,227	7,022,331	1,670,840	18,955,940
Class I	441,646	5,057,776	599,138	6,756,543
Shares issued to shareholders due to reinvestment of distributions:
Class A	340,561	3,889,276	639,265	7,203,291
Class B	1,748	19,934	6,322	71,421
Class C	62,717	715,636	126,419	1,424,122
Class I	12,705	144,994	22,093	248,818
	3,150,818	35,954,788	6,742,885	76,211,179
Shares redeemed:
Class A	(1,683,422)	(19,210,901)	(4,063,893)	(45,571,775)
Class B	(60,569)	(689,245)	(83,793)	(945,357)
Class B – automatic conversion to Class A Shares	(35,941)	(411,546)	(92,731)	(1,043,775)
Class C	(361,448)	(4,123,932)	(1,581,206)	(17,601,424)
Class I	(72,416)	(828,683)	(281,547)	(3,146,081)
	(2,213,796)	(25,264,307)	(6,103,170)	(68,308,412)
Net increase (decrease)	937,022	$10,690,481	639,715	$7,902,767

5. Investment Transactions

Purchases and sales (including maturities but excluding short-term investments and derivative transactions, where applicable) during the six months ended November 30, 2011, were as follows:

	Georgia	Louisiana	North Carolina	Tennessee
Purchases	$7,086,646	$26,708,732	$20,113,184	$45,397,628
Sales and maturities	9,832,070	21,880,302	18,201,358	32,973,433

64	Nuveen Investments

6. Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts as detailed below. Temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset values of the Funds.

At November 30, 2011, the cost and unrealized appreciation (depreciation) of investments (excluding investments in derivatives, where applicable), as determined on a federal income tax basis, were as follows:

	Georgia	Louisiana	North Carolina	Tennessee
Cost of investments	$164,692,834	$97,425,651	$389,595,833	$376,845,123
Gross unrealized:
Appreciation	$6,085,308	$3,913,397	$20,630,952	$20,112,607
Depreciation	(1,508,126)	(315,588)	(2,584,269)	(2,886,070)
Net unrealized appreciation (depreciation) of investments	$4,577,182	$3,597,809	$18,046,683	$17,226,537

Permanent differences, primarily due to federal taxes paid, taxable market discount and distribution character reclassifications, resulted in reclassifications among the Funds’ components of net assets at May 31, 2011, the Funds’ last tax year end, as follows:

	Georgia	Louisiana	North Carolina	Tennessee
Capital paid-in	$1,663	$—	$(1)	$—
Undistributed (Over-distribution of) net investment income	(1,956)	(546)	(19,269)	(432)
Accumulated net realized gain (loss)	293	546	19,270	432

The tax components of undistributed net tax-exempt income, net ordinary income and net long-term capital gains at May 31, 2011, the Funds’ last tax year end, were as follows:

	Georgia	Louisiana	North Carolina	Tennessee
Undistributed net tax-exempt income*	$746,568	$394,402	$2,100,294	$1,486,940
Undistributed net ordinary income**	—	2,034	36,756	8,673
Undistributed net long-term capital gains	—	—	—	944,892
*	Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividend declared during the period May 1, 2011 through May 31, 2011, and paid on June 1, 2011.
**	Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The tax character of distributions paid during the Funds’ last tax year ended May 31, 2011 was designated for purposes of the dividends paid deduction as follows:

	Georgia	Louisiana	North Carolina	Tennessee
Distributions from net tax-exempt income	$7,558,321	$4,199,763	$17,002,822	$15,236,318
Distributions from net ordinary income**	—	—	—	116,883
Distributions from net long-term capital gains	—	—	—	—
**	Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

At May 31, 2011, the Funds’ last tax year end, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

	Georgia	Louisiana	North Carolina
Expiration:
May 31, 2016	$31,207	$—	$1,256,363
May 31, 2017	3,757,974	5,092	1,649,881
May 31, 2018	3,466,007	2,346,994	4,606,864
May 31, 2019	—	107,840	—
Total	$7,255,188	$2,459,926	$7,513,108

During the Funds’ last tax year ended May 31, 2011, the following Funds utilized capital loss carryforwards as follows:

	Georgia	North Carolina
Utilized capital loss carryforwards	$294,995	$849,911

Nuveen Investments	65

Notes to Financial Statements (Unaudited) (continued)

The Funds have elected to defer net realized losses from investments incurred from November 1, 2010 through May 31, 2011, the Funds’ last tax year end, (“post-October losses”) in accordance with federal income tax regulations. Post-October losses are treated as having arisen on the first day of the current fiscal year. The following Fund has elected to defer post-October losses as follows:

Louisiana
Post-October capital losses	$269,388

7. Management Fees and Other Transactions with Affiliates

Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables each Fund’s shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

The annual fund-level fee for each Fund, payable monthly, is calculated according to the following schedule:

Average Daily Net Assets	Fund-Level Fee Rate
For the first $125 million	.3500%
For the next $125 million	.3375
For the next $250 million	.3250
For the next $500 million	.3125
For the next $1 billion	.3000
For the next $3 billion	.2750
For net assets over $5 billion	.2500

The annual complex-level fee for each Fund, payable monthly, is calculated according to the following schedule:

Complex-Level Asset Breakpoint Level*	Effective Rate at Breakpoint Level
$55 billion	.2000%
$56 billion	.1996
$57 billion	.1989
$60 billion	.1961
$63 billion	.1931
$66 billion	.1900
$71 billion	.1851
$76 billion	.1806
$80 billion	.1773
$91 billion	.1691
$125 billion	.1599
$200 billion	.1505
$250 billion	.1469
$300 billion	.1445
*	The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen Funds. Eligible assets do not include assets attributable to investments in other Nuveen Funds or assets in excess of $2 billion added to the Nuveen Fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective January 1, 2011. Eligible assets include closed-end fund assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances. As of November 30, 2011, the complex-level fee rate for each of these Funds was ..1774%.

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Adviser is responsible for each Fund’s overall strategy and asset allocation decisions. The Adviser has entered into sub-advisory agreements with the Sub-Advisor under which the Sub-Adviser manages the investment portfolios of the Funds. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.

The Adviser may voluntarily reimburse expenses from time to time in any of the Funds. Voluntary reimbursements may be terminated at any time at the Adviser’s discretion.

The Trust pays no compensation directly to those of its trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen–advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen–advised funds.

66	Nuveen Investments

During the six months ended November 30, 2011, Nuveen Securities, LLC (the “Distributor”), a wholly-owned subsidiary of Nuveen, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:

	Georgia	Louisiana	North Carolina	Tennessee
Sales charges collected	$43,054	$52,163	$132,846	$162,333
Paid to financial intermediaries	36,583	46,729	112,587	141,135

The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.

During the six months ended November 30, 2011, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:

	Georgia	Louisiana	North Carolina	Tennessee
Commission advances	$13,625	$30,758	$36,595	$77,605

To compensate for commissions advanced to financial intermediaries, all 12b-1 service fees collected on Class B Shares during the first year following a purchase, all 12b-1 distribution fees collected on Class B Shares, and all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the six months ended November 30, 2011, the Distributor retained such 12b-1 fees as follows:

	Georgia	Louisiana	North Carolina	Tennessee
12b-1 fees retained	$20,215	$13,117	$31,206	$62,658

The remaining 12b-1 fees charged to the Funds were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.

The Distributor also collected and retained CDSC on share redemptions during the six months ended November 30, 2011, as follows:

	Georgia	Louisiana	North Carolina	Tennessee
CDSC retained	$1,036	$1,800	$3,758	$5,379

8. New Accounting Pronouncements

Fair Value Measurements and Disclosures

On May 12, 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 (“ASU No. 2011-04”) modifying Topic 820, Fair Value Measurements and Disclosures. At the same time, the International Accounting Standards Board (“IASB”) issued International Financial Reporting Standard (“IFRS”) 13, Fair Value Measurement. The objective of the FASB and IASB is convergence of their guidance on fair value measurements and disclosures. Specifically, ASU No. 2011-04 requires reporting entities to disclose i) the amounts of any transfers between Level 1 and Level 2 and the reasons for the transfers and ii) for Level 3 fair value measurements, a) quantitative information about significant unobservable inputs used, b) a description of the valuation processes used by the reporting entity and c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU No. 2011-04 is for interim and annual periods beginning after December 15, 2011. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Nuveen Investments	67

Notes

68	Nuveen Investments

Notes

Nuveen Investments	69

Glossary of Terms Used in this Report

Average Annual Total Return: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

Average Effective Maturity: The market-value-weighted average of the effective maturity dates of the individual securities including cash. In the case of a bond that has been advance-refunded to a call date, the effective maturity is the date on which the bond is scheduled to be redeemed using the proceeds of an escrow account. In most other cases the effective maturity is the stated maturity date of the security.

Duration: Duration is a measure of the expected period over which a bond’s principal and interest will be paid, and consequently is a measure of the sensitivity of a bond’s (or bond fund’s) value to changes when market interest rates change. Generally, the longer a bond or Fund’s duration, the more the price of the bond or Fund will change as interest rates change.

Inverse Floating Rate Securities: Inverse floating rate securities, also known as inverse floaters or tender option bonds (TOBs), are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker-dealer. This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond’s par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an “inverse floater”) to an investor (such as a Fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond’s downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond’s value. Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.

Lipper Georgia Municipal Debt Funds Classification Average: Represents the average annualized total return for all reporting funds in the Lipper Georgia Municipal Debt Funds Classification Average. The Lipper Georgia Municipal Debt Funds Classification Average contained 16, 16, 15 and 14 funds for the 6-month, 1-year, 5-year and 10-year periods, respectively, ended November 30, 2011. Lipper returns account for the effects of management fees and assume reinvestment of dividends, but do not reflect any applicable sales charge. The Lipper average is not available for direct investment.

Lipper North Carolina Municipal Debt Funds Classification Average: Represents the average annualized total return for all reporting funds in the Lipper North Carolina Municipal Debt Funds Classification. The Lipper North Carolina Municipal Debt Funds Classification Average contained 24, 24, 22 and 15 funds for the 6-month, 1-year, 5-year and 10-year periods, respectively, ended November 30, 2011. Lipper returns account for the effects of management fees and assume reinvestment of dividends, but do not reflect any applicable sales charge. The Lipper average is not available for direct investment.

Lipper Other States Municipal Debt Funds Classification Average: Represents the average annualized total return for all reporting funds in the Lipper Other States Municipal Debt Funds Classification. The Lipper Other States Municipal Debt Funds Classification Average contained 144, 139, 126 and 116 funds for the 6-month, 1-year, 5-year and 10-year periods, respectively, ended November 30, 2011. Shareholders should note that the performance of the Lipper Other States Average represents the overall average of returns for funds from ten different states with a wide variety of municipal market conditions, making direct comparisons less meaningful. Lipper returns account for the effects of management fees and assume reinvestment of dividends, but do not reflect any applicable sales charge. The Lipper average is not available for direct investment.

Net Asset Value (NAV): The net market value of all securities held in a portfolio.

Net Asset Value (NAV) Per Share: The market value of one share of a mutual fund or closed-end fund. For a Fund, the NAV is calculated daily by taking the Fund’s total assets (securities, cash, and accrued earnings), subtracting the Funds’s liabilities, and dividing by the number of shares outstanding.

Pre-Refundings: Pre-Refundings, also known as advance refundings or refinancings, occur when an issuer sells new bonds and uses the proceeds to fund principal and interest payments of older existing bonds. This process often results in lower borrowing costs for bond issuers.

Standard & Poor’s (S&P) Georgia Municipal Bond Index: An unleveraged, market value-weighted index designed to measure the performance of the tax-exempt, investment-grade Georgia municipal bond market. The index returns assume reinvestment of dividends but do not reflect any applicable sales charges. You cannot invest directly in an index.

Standard & Poor’s (S&P) Louisiana Municipal Bond Index: An unleveraged, market value-weighted index designed to measure the performance of the tax-exempt, investment-grade Louisiana municipal bond market. The index returns assume reinvestment of dividends but do not reflect any applicable sales charges. You cannot invest directly in an index.

Standard & Poor’s (S&P) National Municipal Bond Index: An unleveraged, market value-weighted index designed to measure the performance of the tax-exempt, investment-grade U.S. municipal bond market. The index returns assume reinvestment of dividends but do not reflect any applicable sales charges. You cannot invest directly in an index.

Standard & Poor’s (S&P) North Carolina Municipal Bond Index: An unleveraged, market value-weighted index designed to measure the performance of the tax-exempt, investment-grade North Carolina municipal bond market. The index returns assume reinvestment of dividends but do not reflect any applicable sales charges. You cannot invest directly in an index.

Standard & Poor’s (S&P) Tennessee Municipal Bond Index: An unleveraged, market value-weighted index designed to measure the performance of the tax-exempt, investment-grade Tennessee municipal bond market. The index returns assume reinvestment of dividends but do not reflect any applicable sales charges. You cannot invest directly in an index.

Zero Coupon Bond: A zero coupon bond does not pay a regular interest coupon to its holders during the life of the bond. Tax-exempt income to the holder of the bond comes from accretion of the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity and is effectively paid at maturity. The market prices of zero coupon bonds generally are more volatile than the market prices of bonds that pay interest periodically.

70	Nuveen Investments

Additional Fund Information

Fund Manager

Nuveen Fund Advisors, Inc.

333 West Wacker Drive

Chicago, IL 60606

Sub-Adviser

Nuveen Asset Management, LLC

333 West Wacker Drive

Chicago, IL 60606

Legal Counsel

Chapman and Cutler LLP

Chicago, IL

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Chicago, IL

Custodian

State Street Bank & Trust Company

Boston, MA

Transfer Agent and Shareholder Services

Boston Financial

Data Services, Inc.

Nuveen Investor Services

P.O. Box 8530

Boston, MA 02266-8530

(800) 257-8787

Quarterly Portfolio of Investments and Proxy Voting information: You may obtain (i) each Fund’s quarterly portfolio of investments, (ii) information regarding how the Funds voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, and (iii) a description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen Investments at (800) 257-8787 or on Nuveen’s website at www.nuveen.com.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission (SEC). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC’s Public Reference Room in Washington, D.C. Call the SEC at (202) 942-8090 for room hours and operation. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC’s Public Reference Section at 100 F Street NE, Washington, D.C. 20549.

The Financial Industry Regulatory Authority (FINRA) provides a Public Disclosure Program which supplies certain information regarding the disciplinary history of FINRA members and their associated persons in response to either telephone inquiries at (800) 289-9999 or written inquiries at www.finra.org. FINRA also provides an investor brochure that includes information describing the Public Disclosure Program.

Nuveen Investments	71

Nuveen Investments:

Serving Investors For Generations

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality equity and fixed-income solutions designed to be integral components of a well-diversified core portfolio.

Focused on meeting investor needs.

Nuveen Investments is a global investment management firm that seeks to help secure the long-term goals of institutions and high net worth investors as well as the consultants and financial advisors who serve them. We market our growing range of specialized investment solutions under the high-quality brands of Nuveen Asset Management, NWQ, Santa Barbara, Symphony, Tradewinds and Winslow Capital. In total, Nuveen Investments managed approximately $207 billion of assets as of October 31, 2011.

Find out how we can help you.

To learn more about how the products and services of Nuveen Investments may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen Investments, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.

Learn more about Nuveen Funds at: www.nuveen.com/mf

Distributed by Nuveen Securities, LLC 333 West Wacker Drive Chicago, IL 60606 www.nuveen.com

MSA-MS5-1111P

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this registrant.

Item 6. Schedule of Investments.

(a) See Portfolio of Investments in Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable to this registrant.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an Exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registration specifically incorporates it by reference: See EX-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Multistate Trust III

By	(Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy Vice President and Secretary

Date February 6, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	(Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman Chief Administrative Officer (principal executive officer)

Date February 6, 2012

By	(Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date February 6, 2012